As filed with the Securities and Exchange Commission on July 6, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2009

Date of reporting period:  April 30, 2009

Item 1. Reports to Stockholders.

Domestic
Equity
Funds
ActivePassive Large Cap Growth Fund
ActivePassive Large Cap Value Fund
ActivePassive Small/Mid Cap Growth Fund
ActivePassive Small/Mid Cap Value Fund

International
Funds
ActivePassive International Equity Fund
ActivePassive Emerging Markets Equity Fund
ActivePassive Global Bond Fund

Domestic
Bond
Funds
ActivePassive Intermediate Taxable Bond Fund
ActivePassive Intermediate Municipal Bond Fund

(each, a “Fund” together, the “Funds”)
Each a series of
Advisors Series Trust

Semi-Annual Report
April 30, 2009

Message to Our Shareholders

Financial markets around the world continued to be whipsawed by constantly changing information about the state of the economy and actions by the US Government. After dropping in February and early March, US stock markets have staged an impressive rally through the end of April.

In March, markets responded favorably when the US Treasury Security announced plans for the Public-Private Investment Program. This program will allow the Government to purchase troubled loans from financial institutions, enabling those that participate to help clean up their balance sheets. In response to this announcement, the equity markets staged a rally erasing much of the declines from earlier in the year.

International markets have been mired in similar economic conditions to the US. Unlike 2008, the first quarter saw wide dispersions in performance for many countries.  Emerging economies generally performed better than developed countries as commodities helped fuel their markets. A strong US dollar was also a negative factor for investments in companies outside the US though we believe this trend will not last long.

Bonds held up relatively well for the quarter, which is much different from last year when only government bonds remained positive. Government programs helped stabilize short-term bond markets with low rates.  Low rates also helped consumers as mortgage rates reached historic lows, causing a wave of refinancing and a recent uptick in home sales. High quality corporate and municipal bonds both performed well during the last three months as investors’ confidence in the stability of those markets improved.

The US Government’s financial support for a number of America’s largest corporations including banks, insurance companies and automobile manufacturers has been met with mixed reviews. Some believe that if the companies are not strong enough to stand on their own, they should be allowed to fail. Others feel that if some of the largest firms in our country fail it will only exacerbate economic conditions. The government’s involvement has also added additional uncertainty for investors as the Obama Administration has shown it can change the rules and intervene at any time. By either allowing bankruptcy to occur or saving a company from bankruptcy, the government has the ability to pick winners and losers. The best fundamental analysis on a company cannot predict this type of intervention. Once the government gets involved, a new complex variable is added to the equation for investment managers.

For this reason, many of our sub-advisors have biased their portfolios away from the most troubled sectors and least viable companies. Their focus on higher quality investments has generally served them well and is aligned with the long-term strategy of our portfolios.

We have made changes to all of the portfolios in terms of their active to passive ratio during the last few months to align with our most recent research findings. We also have repositioned a number of our passive strategies for better tracking or lower costs.

We appreciate your trust in us and remain committed to providing high quality investment strategies for the long term.

Sincerely

Timothy J. Clift
Portfolio Manager, ActivePassive Funds

Past performance is not a guarantee of future results.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. The funds are non-diversified, meaning that they may concentrate their assets in fewer individual holdings than a diversified fund. Therefore the funds are more exposed to individual stock volatility than a diversified fund. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility. Investments in foreign securities involve greater volatility and political, economic and currency risks and difference in accounting methods. These risks can be significantly greater for investments in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in lower-rated and non-rated securities present greater risk of loss to principal and interest than higher-rated securities. Income from tax exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions. Investments in mortgage-backed securities may involve additional risks, such as credit risk, prepayment risk, possible illiquidity and default, and susceptibility to adverse economic developments. The funds will bear its share of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than would be the case if making direct investments in the underlying ETFs. Because the funds invests in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

The ActivePassive Funds are distributed by Quasar Distributors, LLC. (6/09)

ActivePassive Funds
EXPENSE EXAMPLE
April 30, 2009 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from November 1, 2008 to April 30, 2009.

Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short position taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ActivePassive Funds
EXPENSE EXAMPLE (Continued)
April 30, 2009 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	11/01/08	4/30/09	11/01/08 – 4/30/09
Actual – Class A(1)
Large Cap Growth Fund	$1,000.00	$960.20	$6.32
Large Cap Value Fund	$1,000.00	$879.70	$5.59
Small/Mid Cap Growth Fund	$1,000.00	$919.80	$7.14
Small/Mid Cap Value Fund	$1,000.00	$947.50	$6.76
International Equity Fund	$1,000.00	$976.20	$6.37
Emerging Markets
Equity Fund	$1,000.00	$1,160.60	$8.57
Global Bond Fund	$1,000.00	$1,070.10	$6.16
Intermediate
Taxable Bond Fund	$1,000.00	$1,067.70	$5.13
Intermediate
Municipal Bond Fund	$1,000.00	$1,083.00	$5.16
Hypothetical (5.0% return
before expenses) – Class A
Large Cap Growth Fund	$1,000.00	$1,018.35	$6.51
Large Cap Value Fund	$1,000.00	$1,018.84	$6.01
Small/Mid Cap Growth Fund	$1,000.00	$1,017.36	$7.50
Small/Mid Cap Value Fund	$1,000.00	$1,017.85	$7.00
International Equity Fund	$1,000.00	$1,018.35	$6.51
Emerging Markets
Equity Fund	$1,000.00	$1,016.86	$8.00
Global Bond Fund	$1,000.00	$1,018.84	$6.01
Intermediate
Taxable Bond Fund	$1,000.00	$1,019.84	$5.01
Intermediate
Municipal Bond Fund	$1,000.00	$1,019.84	$5.01

(1)
Expenses are equal to the Class A fund shares’ annualized expense ratios of 1.30% for Large Cap Growth Fund, 1.20% for Large Cap Value Fund, 1.50% for Small/Mid Cap Growth Fund, 1.40% for Small/Mid Cap Value Fund, 1.30% for International Equity Fund, 1.60% for Emerging Markets Equity Fund, 1.20% for Global Bond Fund, 1.00% for Intermediate Taxable Bond Fund, 1.00% for Intermediate Municipal Bond Fund multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Funds’ ending account value is based on its actual total return of -3.98% for Large Cap Growth Fund, -12.03% for Large Cap Value Fund, -8.02% for Small/Mid Cap Growth Fund, -5.25% for Small/Mid Cap Value Fund, -2.38% for International Equity Fund, 16.06% for Emerging Markets Equity Fund, 7.01% for Global Bond Fund, 6.77% for Intermediate Taxable Bond Fund, 8.30% for Intermediate Municipal Bond Fund for the six month period of operations from November 1, 2008 to April 30, 2009.

ActivePassive Funds
PORTFOLIO ALLOCATIONS
April 30, 2009 (Unaudited)

ActivePassive Large Cap Growth Fund

TOP TEN HOLDINGS	% net assets
Vanguard Growth ETF	55.39%
Praxair, Inc.	2.08%
Amazon.com, Inc.	2.04%
QUALCOMM, Inc.	2.00%
Google, Inc.	1.89%
Gilead Sciences, Inc.	1.83%
Apple, Inc.	1.82%
Sigma-Aldrich Corp.	1.49%
Union Pacific Corp.	1.45%
Becton, Dickinson & Co.	1.41%

ActivePassive Large Cap Value Fund

TOP TEN HOLDINGS	% net assets
Vanguard Value ETF	62.49%
Chevron Corp.	2.14%
Apache Corp.	1.75%
Marathon Oil Corp.	1.41%
The Procter & Gamble Co.	1.37%
Transocean Inc.	1.32%
ConocoPhillips	1.26%
Public Service
Enterprise Group, Inc.	1.26%
Bank of New York
Mellon Corp.	1.22%
Intel Corp.	1.19%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of April 30, 2009.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
April 30, 2009 (Unaudited)

ActivePassive Small/Mid Cap Growth Fund

TOP TEN HOLDINGS	% net assets
iShares Russell 2000
Growth Index Fund	39.12%
iShares Russell Midcap
Growth Index Fund	10.27%
Green Mountain
Coffee Roasters, Inc.	1.30%
Netflix Inc.	0.92%
VistaPrint Ltd.	0.91%
Allegiant Travel Co.	0.89%
Capella Education Co.	0.88%
Priceline.com Inc.	0.84%
Dolby Laboratories Inc.	0.83%
Hewitt Associates, Inc.	0.79%

ActivePassive Small/Mid Cap Value Fund

TOP TEN HOLDINGS	% net assets
iShares Russell 2000
Value Index Fund	34.20%
iShares Russell Midcap
Value Index Fund	10.35%
FTI Consulting Inc.	2.43%
Cogent Inc.	2.28%
Petrohawk Energy Corp.	2.07%
Dean Foods Co.	1.88%
OMEGA Healthcare
Investors, Inc.	1.87%
Aegean Marine Petroleum
Network Inc.	1.87%
HCC Insurance Holdings, Inc.	1.80%
CMS Energy Corp.	1.69%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of April 30, 2009.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
April 30, 2009 (Unaudited)

ActivePassive International Equity Fund

TOP TEN HOLDINGS	% net assets
Fidelity Spartan
International Index Fund	48.25%
Teva Pharmaceutical
Industries Ltd.	1.55%
Roche Holding AG	1.52%
Anheuser-Busch InBev NV	1.31%
Nestle SA	1.29%
Imperial Tobacco Group PLC	1.28%
Vodafone Group PLC	1.02%
Bayer AG	1.01%
Finmeccanica SpA	0.99%
Telefonica SA	0.98%

ActivePassive Emerging Markets Equity Fund

TOP TEN HOLDINGS	% net assets
Samsung Electronics
Co., Ltd.	3.92%
Petroleo Brasileiro SA	3.85%
Vanguard Emerging
Markets ETF	3.46%
Companhia Vale
do Rio Doce	3.40%
Taiwan Semiconductor
Manufacturing Co., Ltd.	3.13%
Gazprom	2.76%
China Mobile Ltd.	2.66%
Teva Pharmaceutical
Industries Ltd.	2.16%
HDFC Bank Ltd.	1.83%
Banco Bradesco SA	1.49%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of April 30, 2009.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
April 30, 2009 (Unaudited)

ActivePassive Global Bond Fund

TOP HOLDINGS	% net assets
Loomis Sayles
Global Bond Fund	50.61%
Oppenheimer
International Bond Fund	16.80%
Vanguard Total
Bond Market ETF	15.87%
SPDR Lehman International
Treasury Bond ETF	15.83%

ActivePassive Intermediate Taxable Bond Fund

TOP TEN HOLDINGS	% net assets
Vanguard Total
Bond Market ETF	49.49%
U.S. Treasury Note,
4.625%, 08/31/2011	6.29%
U.S. Treasury Note,
1.25%, 11/30/2010	2.90%
FHLB, 5.00%, 11/17/2017	2.86%
FHLB, 3.625%, 09/16/2011	2.57%
U.S. Treasury Note,
2.00%, 11/30/2013	2.46%
FHLB, 4.00%, 09/06/2013	2.16%
U.S. Treasury Note,
2.75%, 02/15/2019	1.48%
U.S. Treasury Note,
1.75%, 11/15/2011	1.43%
FNMA, 5.847%, 03/01/2037	1.41%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of April 30, 2009.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
April 30, 2009 (Unaudited)

ActivePassive Intermediate Municipal Bond Fund

TOP TEN HOLDINGS	% net assets
iShares S&P National
Municipal Bond Fund	39.43%
SPDR Barclays Capital
Municipal Bond ETF	19.74%
New York State Metropolitan
Transportation Authority,
5.25%, 11/15/2024	2.10%
State of Tennessee,
5.000%, 05/01/2023	1.91%
State of Florida Department
of Transportation,
5.25%, 07/01/2015	1.69%
City of Houston Texas
Combined Utility System,
5.25%, 05/15/2015	1.64%
State of California
Department of Water
Resources, 5.00%,
12/01/2023	1.63%
New Jersey Economic
Development Authority,
5.00%, 03/01/2017	1.61%
New York State
Thruway Authority,
5.00%, 03/15/2021	1.61%
State of Michigan State
Trunk Line Fund,
5.00%, 09/01/2019	1.61%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of April 30, 2009.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS – 39.95%
Consumer Discretionary – 5.23%
Auto Components – 2.34%
BorgWarner, Inc.	1,707	$49,418
Johnson Controls, Inc.	3,093	58,798
		108,216
Internet & Catalog Retail – 2.04%
Amazon.com, Inc. (a)	1,171	94,289
Media – 0.85%
The Walt Disney Co.	1,788	39,157
Total Consumer Discretionary (Cost $224,613)		241,662
Consumer Staples – 0.98%
Food & Staples Retailing – 0.98%
Wal-Mart Stores, Inc.	897	45,209
Total Consumer Staples (Cost $45,553)		45,209
Financials – 3.84%
Capital Markets – 2.58%
The Charles Schwab Corp.	3,181	58,785
T. Rowe Price Group, Inc.	1,574	60,630
		119,415
Commercial Banks – 1.26%
Wells Fargo & Co.	2,918	58,389
Total Financials (Cost $175,970)		177,804
Health Care – 5.01%
Biotechnology – 1.83%
Gilead Sciences, Inc. (a)	1,852	84,821
Health Care Equipment & Supplies – 2.24%
Becton, Dickinson & Co.	1,081	65,379
Varian Medical Systems, Inc. (a)	1,133	37,808
		103,187

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS – 39.95% (Continued)
Health Care – 5.01% (Continued)
Pharmaceuticals – 0.94%
Allergan, Inc.	297	$13,858
Teva Pharmaceutical Industries Ltd. – ADR (b)	677	29,714
		43,572
Total Health Care (Cost $251,408)		231,580
Industrials – 8.48%
Aerospace & Defense – 1.40%
Raytheon Co.	1,426	64,498
Air Freight & Logistics – 0.87%
Expeditors International of Washington, Inc.	1,162	40,333
Construction & Engineering – 0.86%
Jacobs Engineering Group Inc. (a)	1,045	39,752
Electrical Equipment – 1.02%
Emerson Electric Co.	1,390	47,316
Industrial Conglomerates – 1.00%
General Electric Co.	3,655	46,236
Machinery – 1.88%
Caterpillar Inc.	831	29,567
PACCAR Inc.	1,616	57,271
		86,838
Road & Rail – 1.45%
Union Pacific Corp.	1,363	66,978
Total Industrials (Cost $448,253)		391,951
Information Technology – 8.85%
Communications Equipment – 3.12%
Cisco Systems Inc. (a)	2,689	51,951
QUALCOMM Inc.	2,183	92,385
		144,336

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS – 39.95% (Continued)
Information Technology – 8.85% (Continued)
Computers & Peripherals – 2.18%
Apple Inc. (a)	669	$84,180
Hewlett-Packard Co.	459	16,515
		100,695
Electronic Equipment,
Instruments & Components – 0.63%
Tyco Electronics Ltd. (b)	1,666	29,055
Internet Software & Services – 1.89%
Google Inc. (a)	220	87,113
IT Services – 1.03%
Automatic Data Processing, Inc.	1,356	47,731
Total Information Technology (Cost $397,015)		408,930
Materials – 5.62%
Chemicals – 5.62%
Ecolab Inc.	1,457	56,167
Monsanto Co.	455	38,625
Praxair, Inc.	1,289	96,172
Sigma-Aldrich Corp.	1,571	68,873
Total Materials (Cost $261,175)		259,837
Technology – 0.96%
Computer Hardware – 0.96%
International Business Machines Corp.	430	44,380
Total Technology (Cost $39,890)		44,380
Telecommunication Services – 0.98%
Diversified Telecommunication Services – 0.98%
AT&T, Inc.	1,761	45,117
Total Telecommunication Services (Cost $53,909)		45,117
TOTAL COMMON STOCKS (Cost $1,897,786)		1,846,470

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS – 55.39%
Vanguard Growth ETF	62,323	$2,560,229
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,976,437)		2,560,229
SHORT-TERM INVESTMENTS – 3.44%
Investment Companies – 3.44%
Fidelity Institutional Money Market Portfolio	159,056	159,056
TOTAL SHORT-TERM INVESTMENTS
(Cost $159,056)		159,056
Total Investments (Cost $5,033,279) – 98.78%		4,565,755
Other Assets in Excess of Liabilities – 1.22%		56,117
TOTAL NET ASSETS – 100.00%		$4,621,872

FOOTNOTES
Percentages are stated as a percent of net assets.
ADR  American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security

FAS 157 – Summary of Fair Value Exposure at April 30, 2009 (Unaudited)
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2009:

	Investments	Other Financial
Description	in Securities	Instruments*
Level 1 – Quoted prices	$4,565,755	$—
Level 2 – Other significant observable inputs	—	—
Level 3 – Significant unobservable inputs	—	—
Total	$4,565,755	$—

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS – 34.16%
Consumer Discretionary – 2.44%
Household Durables – 0.48%
Fortune Brands, Inc.	504	$19,812
Specialty Retail – 1.32%
AutoZone, Inc. (a)	162	26,955
Best Buy Co., Inc.	720	27,634
		54,589
Textiles, Apparel & Luxury Goods – 0.64%
NIKE, Inc.	507	26,602
Total Consumer Discretionary (Cost $90,486)		101,003
Consumer Staples – 3.11%
Household Products – 1.36%
The Procter & Gamble Co.	1,142	56,460
Tobacco – 1.75%
Altria Group, Inc.	3,008	49,121
Philip Morris International Inc.	641	23,204
		72,325
Total Consumer Staples (Cost $146,776)		128,785
Energy – 7.89%
Energy Equipment & Services – 1.32%
Transocean Inc. (a)(b)	810	54,659
Oil & Gas – 6.57%
Apache Corp.	995	72,496
Chevron Corp.	1,338	88,442
ConocoPhillips	1,276	52,316
Marathon Oil Corp.	1,964	58,331
		271,585
Total Energy (Cost $392,635)		326,244

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS – 34.16% (Continued)
Financials – 4.28%
Capital Markets – 1.75%
Bank of New York Mellon Corp.	1,978	$50,399
Legg Mason, Inc.	1,100	22,077
		72,476
Commercial Banks – 1.06%
Bank of America Corp.	3,038	27,129
SunTrust Banks, Inc.	1,150	16,606
		43,735
Diversified Financial Services – 0.86%
JPMorgan Chase & Co.	1,080	35,640
Insurance – 0.61%
The Allstate Corp.	1,075	25,080
Total Financials (Cost $171,128)		176,931
Health Care – 4.21%
Health Care Providers & Services – 2.59%
AmerisourceBergen Corp.	879	29,570
Humana Inc. (a)	906	26,075
Laboratory Corp. of America Holdings (a)	447	28,675
Quest Diagnostics, Inc.	445	22,842
		107,162
Life Science Tools & Services – 0.58%
Covance Inc. (a)	610	23,961
Pharmaceuticals – 1.04%
Pfizer, Inc.	1,052	14,055
Watson Pharmaceuticals, Inc. (a)	930	28,774
		42,829
Total Health Care (Cost $169,779)		173,952

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS – 34.16% (Continued)
Industrials – 5.47%
Aerospace & Defense – 1.46%
Honeywell International, Inc.	904	$28,214
United Technologies Corp.	657	32,088
		60,302
Air Freight & Logistics – 0.25%
FedEx Corp.	185	10,353
Electrical Equipment – 0.67%
Emerson Electric Co.	813	27,675
Industrial Conglomerates – 1.06%
General Electric Co.	3,453	43,680
Machinery – 1.08%
Dover Corp.	1,000	30,780
Ingersoll-Rand Co., Ltd. (b)	649	14,129
		44,909
Road & Rail – 0.95%
Burlington Northern Santa Fe Corp.	580	39,138
Total Industrials (Cost $266,913)		226,057
Information Technology – 2.49%
Computers & Peripherals – 0.59%
Dell Inc. (a)	2,123	24,669
Semiconductors &
Semiconductor Equipment – 1.19%
Intel Corp.	3,117	49,186
Software – 0.71%
Microsoft Corp.	1,444	29,255
Total Information Technology (Cost $111,805)		103,110
Materials – 1.42%
Metals & Mining – 1.42%
Alcoa, Inc.	1,464	13,278
Freeport-McMoRan Copper & Gold, Inc.	1,070	45,636
Total Materials (Cost $69,812)		58,914

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS – 34.16% (Continued)
Telecommunication Services – 0.98%
Diversified Telecommunication Services – 0.98%
AT&T, Inc.	1,588	$40,685
Total Telecommunication Services (Cost $48,000)		40,685
Utilities – 1.87%
Electric Utilities – 0.61%
FPL Group, Inc.	465	25,012
Multi-Utilities & Unregulated Power – 1.26%
Public Service Enterprise Group, Inc.	1,753	52,310
Total Utilities (Cost $86,557)		77,322
TOTAL COMMON STOCKS (Cost $1,553,891)		1,413,003
CLOSED-END FUNDS – 0.23%
John Hancock Bank and Thrift Opportunity Fund	788	9,432
TOTAL CLOSED-END FUNDS (Cost $13,648)		9,432
EXCHANGE-TRADED FUNDS – 62.49%
Vanguard Value ETF	68,768	2,584,989
TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,305,127)		2,584,989
SHORT-TERM INVESTMENTS – 2.06%
Investment Companies – 2.06%
Fidelity Institutional Money Market Portfolio		85,144
TOTAL SHORT-TERM INVESTMENTS
(Cost $85,144)		85,144
Total Investments (Cost $4,957,810) – 98.94%		4,092,568
Other Assets in Excess of Liabilities – 1.06%		43,759
TOTAL NET ASSETS – 100.00%		$4,136,327

FOOTNOTES
Percentages are stated as a percent of net assets.
(a)	Non Income Producing
(b)	Foreign Issued Security

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

FAS 157 – Summary of Fair Value Exposure at April 30, 2009 (Unaudited)
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2009:

	Investments	Other Financial
Description	in Securities	Instruments*
Level 1 – Quoted prices	$4,092,568	$—
Level 2 – Other significant observable inputs	—	—
Level 3 – Significant unobservable inputs	—	—
Total	$4,092,568	$—

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS – 48.06%
Consumer Discretionary – 11.02%
Commercial Services & Supplies – 0.35%
DeVry, Inc.	405	$17,237
Diversified Consumer Services – 1.36%
American Public Education Inc. (a)	654	23,544
Capella Education Co. (a)	845	43,416
		66,960
Hotels Restaurants & Leisure – 3.37%
Ameristar Casinos, Inc.	1,675	34,371
Bally Technologies, Inc. (a)	1,060	27,751
Buffalo Wild Wings Inc. (a)	972	37,947
Chipotle Mexican Grill, Inc. (a)	424	34,382
Darden Restaurants, Inc.	840	31,055
		165,506
Household Durables – 0.42%
Tupperware Brands Corp.	825	20,650
Internet & Catalog Retail – 3.15%
Netflix Inc. (a)	993	44,993
PetMed Express, Inc. (a)	1,477	24,016
Priceline.com Inc. (a)	424	41,166
VistaPrint Ltd. (a)(b)	1,305	44,827
		155,002
Multiline Retail – 0.66%
Family Dollar Stores, Inc.	970	32,194
Specialty Retail – 1.38%
Aeropostale, Inc. (a)	989	33,596
GameStop Corp. (a)	1,128	34,020
		67,616
Textiles, Apparel & Luxury Goods – 0.33%
Deckers Outdoor Corp. (a)	290	16,391
Total Consumer Discretionary (Cost $569,581)		541,556

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS – 48.06% (Continued)
Consumer Staples – 1.84%
Beverages – 0.54%
Fomento Economico Mexicano SA de CV – ADR (b)	937	$26,526
Food Products – 1.30%
Green Mountain Coffee Roasters, Inc. (a)	885	63,994
Total Consumer Staples (Cost $54,352)		90,520
Energy – 2.22%
Energy Equipment & Services – 2.00%
Cameron International Corp. (a)	671	17,164
CARBO Ceramics Inc.	722	22,173
Core Laboratories N.V. (b)	290	24,137
FMC Technologies, Inc. (a)	630	21,565
Oil States International, Inc. (a)	700	13,230
		98,269
Oil & Gas – 0.22%
Quicksilver Resources Inc. (a)	1,320	10,732
Total Energy (Cost $219,298)		109,001
Financials – 1.49%
Commercial Banks – 0.47%
Signature Bank (a)	839	22,812
Consumer Finance – 0.49%
EZCORP, Inc. (a)	1,954	24,210
Diversified Financial Services – 0.53%
The Nasdaq OMX Group, Inc. (a)	1,363	26,210
Total Financials (Cost $93,060)		73,232
Health Care – 10.20%
Biotechnology – 1.88%
Alexion Pharmaceuticals, Inc. (a)	716	23,929
Cubist Pharmaceuticals, Inc. (a)	1,563	25,946
Martek Biosciences Corp.	1,020	18,584
United Therapeutics Corp. (a)	385	24,182
		92,641

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS – 48.06% (Continued)
Health Care – 10.20% (Continued)
Health Care Equipment & Supplies – 1.16%
Mindray Medical International Ltd. – ADR (b)	1,060	$24,189
Resmed, Inc. (a)	848	32,606
		56,795
Health Care Providers & Services – 4.67%
Almost Family, Inc. (a)	1,482	36,605
Athenahealth Inc. (a)	669	21,274
Chemed Corp.	702	29,716
HMS Holdings Corp. (a)	732	21,945
Icon PLC – ADR (a)(b)	1,438	22,778
LHC Group Inc. (a)	1,006	22,957
Omnicare, Inc.	1,236	31,778
Owens & Minor, Inc.	571	19,802
PSS World Medical, Inc. (a)	1,564	22,709
		229,564
Life Sciences Tools & Services – 1.16%
Life Technologies Corp. (a)	904	33,719
PAREXEL International Corp. (a)	2,333	23,120
		56,839
Medical Devices – 0.28%
Intuitive Surgical, Inc. (a)	95	13,654
Pharmaceutical Preparations – 0.53%
ViroPharma Inc. (a)	4,602	25,909
Pharmaceuticals – 0.52%
Perrigo Co.	995	25,790
Total Health Care (Cost $635,211)		501,192
Industrials – 6.33%
Aerospace & Defense – 1.52%
AAR Corp. (a)	1,490	22,454
Axsys Technologies, Inc. (a)	686	28,750
Esterline Technologies Corp. (a)	894	23,557
		74,761

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS – 48.06% (Continued)
Industrials – 6.33% (Continued)
Airlines – 1.48%
Allegiant Travel Co. (a)	843	$43,870
Copa Holdings SA (b)	953	29,209
		73,079
Commercial Services & Supplies – 2.40%
Clean Harbors, Inc. (a)	615	30,812
Corinthian Colleges, Inc. (a)	2,180	33,572
FTI Consulting Inc. (a)	570	31,282
Huron Consulting Group Inc. (a)	463	22,201
		117,867
Construction & Engineering – 0.66%
Aecom Technology Corp. (a)	1,262	32,471
Machinery – 0.27%
AGCO Corp. (a)	545	13,244
Total Industrials (Cost $366,806)		311,422
Information Technology – 12.70%
Communications Equipment – 1.94%
Comtech Telecommunications Corp. (a)	845	28,282
InterDigital, Inc. (a)	1,234	32,479
Starent Networks Corp. (a)	1,745	34,429
		95,190
Computers & Peripherals – 1.24%
Data Domain, Inc. (a)	1,561	25,881
Synaptics, Inc. (a)	1,089	35,371
		61,252
Diversified Telecommunication Services – 0.68%
Neutral Tandem Inc. (a)	1,168	33,405
Electronic Equipment & Instruments – 2.48%
Amphenol Corp.	795	26,903
Dolby Laboratories Inc. (a)	1,022	41,013

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS – 48.06% (Continued)
Information Technology – 12.70% (Continued)
Electronic Equipment &
Instruments – 2.48% (Continued)
FLIR Systems, Inc. (a)	1,578	$35,000
SunPower Corp. (a)	692	18,947
		121,863
Information Retrieval Services – 1.09%
Bankrate, Inc. (a)	942	23,550
Shanda Interactive Entertainment Ltd. – ADR (a)(b)	624	29,846
		53,396
Internet Software & Services – 1.39%
Baidu.com, Inc. – ADR (a)(b)	156	36,332
Sohu.com, Inc. (a)	610	31,812
		68,144
IT Services – 1.37%
Hewitt Associates, Inc. (a)	1,241	38,918
Mantech International Corp. (a)	789	28,554
		67,472
Software – 2.51%
ANSYS, Inc. (a)	959	26,488
Perfect World Co., Ltd. – ADR (a)(b)	2,006	36,429
Solera Holdings Inc. (a)	1,129	25,764
SPSS, Inc. (a)	1,124	34,732
		123,413
Total Information Technology (Cost $708,903)		624,135
Materials – 1.13%
Chemicals – 0.61%
NewMarket Corp.	480	30,240
Construction Materials – 0.52%
Texas Industries, Inc.	795	25,424
Total Materials (Cost $53,670)		55,664

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS – 48.06% (Continued)
Telecommunication Services – 1.13%
Diversified Telecommunication Services – 0.68%
Tele Norte Leste Participacoes SA – ADR (b)	2,149	$33,417
Wireless Communication Services – 0.45%
MetroPCS Communications, Inc. (a)	1,291	22,063
Total Telecommunication Services (Cost $67,147)		55,480
TOTAL COMMON STOCKS (Cost $2,768,028)		2,362,202
EXCHANGE-TRADED FUNDS – 49.39%
iShares Russell Midcap Growth Index Fund	14,655	504,865
iShares Russell 2000 Growth Index Fund	36,418	1,922,506
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,093,079)		2,427,371
SHORT-TERM INVESTMENTS – 1.73%
Investment Companies – 1.73%
AIM Liquid Assets	68,539	68,539
Fidelity Institutional Money Market Portfolio	16,751	16,751
TOTAL SHORT-TERM INVESTMENTS
(Cost $85,290)		85,290
Total Investments (Cost $4,946,397) – 99.18%		4,874,863
Other Assets in Excess of Liabilities – 0.82%		40,110
TOTAL NET ASSETS – 100.00%		$4,914,973

FOOTNOTES
Percentages are stated as a percent of net assets.
ADR  American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

FAS 157 – Summary of Fair Value Exposure at April 30, 2009 (Unaudited)
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2009:

	Investments	Other Financial
Description	in Securities	Instruments*
Level 1 – Quoted prices	$4,874,863	$—
Level 2 – Other significant observable inputs	—	—
Level 3 – Significant unobservable inputs	—	—
Total	$4,874,863	$—

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS – 49.55%
Consumer Discretionary – 3.28%
Household Durables – 1.02%
Jarden Corp. (a)	2,406	$48,361
Media – 0.98%
John Wiley & Sons, Inc.	1,360	46,104
Textiles, Apparel & Luxury Goods – 1.28%
Hanesbrands, Inc. (a)	3,687	60,688
Total Consumer Discretionary (Cost $199,536)		155,153
Consumer Staples – 2.82%
Food Products – 1.88%
Dean Foods Co. (a)	4,288	88,762
Personal Products – 0.94%
Chattem, Inc. (a)	811	44,532
Total Consumer Staples (Cost $142,965)		133,294
Energy – 9.30%
Energy Equipment & Services – 3.67%
Global Industries, Ltd. (a)	5,308	34,343
Pride International, Inc. (a)	2,746	62,334
Superior Energy Services, Inc. (a)	4,001	76,859
		173,536
Oil & Gas – 5.63%
Cabot Oil & Gas Corp.	2,327	70,252
Comstock Resources, Inc. (a)	1,491	51,380
Holly Corp.	2,223	46,594
Petrohawk Energy Corp. (a)	4,158	98,129
		266,355
Total Energy (Cost $559,556)		439,891
Financials – 11.53%
Accident And Health Insurance – 1.44%
PartnerRe Ltd. (b)	994	67,781
The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS – 49.55% (Continued)
Financials – 11.53% (Continued)
Consumer Finance – 1.60%
EZCORP, Inc. (a)	6,119	$75,814
Insurance – 3.35%
Fidelity National Financial, Inc.	4,053	73,481
HCC Insurance Holdings, Inc.	3,556	85,060
		158,541
Real Estate – 4.59%
Annaly Capital Management, Inc.	3,922	55,183
LTC Properties, Inc.	4,079	73,463
OMEGA Healthcare Investors, Inc.	5,622	88,378
		217,024
Real Estate Investment Trusts – 0.55%
Parkway Properties, Inc.	1,883	26,117
Total Financials (Cost $600,813)		545,277
Health Care – 0.51%
Health Care Equipment & Supplies – 0.51%
Orthofix International N.V. (a)(b)	1,426	24,313
Total Health Care (Cost $22,916)		24,313
Industrials – 10.38%
Commercial Services & Supplies – 4.99%
FTI Consulting Inc. (a)	2,092	114,809
Navigant Consulting, Inc. (a)	4,158	61,164
Republic Services, Inc.	2,850	59,850
		235,823
Construction & Engineering – 1.22%
McDermott International, Inc. (a)(b)	3,582	57,813
Marine – 1.79%
Genco Shipping & Trading Ltd. (b)	3,295	62,934
Omega Navigation Enterprises, Inc. (b)	4,785	21,772
		84,706

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS – 49.55% (Continued)
Industrials – 10.38% (Continued)
Transportation Infrastructure – 2.38%
Aegean Marine Petroleum Network Inc. (b)	5,831	$88,340
StealthGas, Inc. (b)	4,838	24,384
		112,724
Total Industrials (Cost $559,286)		491,066
Information Technology – 3.46%
Computers & Peripherals – 0.32%
Hypercom Corp. (a)	13,833	14,940
Electronic Equipment & Instruments – 2.28%
Cogent Inc. (a)	9,492	107,639
Software – 0.86%
Fair Isaac Corp.	2,432	40,906
Total Information Technology (Cost $199,354)		163,485
Materials – 2.01%
Chemicals – 2.01%
Terra Industries Inc.	2,066	54,749
Zep, Inc.	2,981	40,333
Total Materials (Cost $126,409)		95,082
Services – 1.15%
Truck Rental And Leasing,
Without Drivers – 1.15%
Wright Express Corp. (a)	2,380	54,454
Total Services (Cost $67,959)		54,454
Telecommunication Services – 1.18%
Diversified Telecommunication Services – 1.18%
Frontier Communications Corp.	7,819	55,593
Total Telecommunication Services (Cost $65,983)		55,593

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS – 49.55% (Continued)
Utilities – 3.93%
Electric Utilities – 2.24%
ALLETE, Inc.	1,987	$51,741
UIL Holdings Corp.	2,353	54,331
		106,072
Multi-Utilities & Unregulated Power – 1.69%
CMS Energy Corp.	6,642	79,837
Total Utilities (Cost $202,304)		185,909
TOTAL COMMON STOCKS (Cost $2,747,081)		2,343,517
EXCHANGE-TRADED FUNDS – 44.55%
iShares Russell 2000 Value Index Fund	35,537	1,617,644
iShares Russell Midcap Value Index Fund	17,472	489,565
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,812,703)		2,107,209
SHORT-TERM INVESTMENTS – 5.08%
Investment Companies – 5.08%
Fidelity Institutional Money Market Portfolio	240,309	240,309
TOTAL SHORT-TERM INVESTMENTS
(Cost $240,309)		240,309
Total Investments (Cost $4,800,093) – 99.18%		4,691,035
Other Assets in Excess of Liabilities – 0.82%		38,584
TOTAL NET ASSETS – 100.00%		$4,729,619

FOOTNOTES
Percentages are stated as a percent of net assets.
ADR  American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

FAS 157 – Summary of Fair Value Exposure at April 30, 2009 (Unaudited)
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2009:

	Investments	Other Financial
Description	in Securities	Instruments*
Level 1 – Quoted prices	$4,691,035	$—
Level 2 – Other significant observable inputs	—	—
Level 3 – Significant unobservable inputs	—	—
Total	$4,691,035	$—

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS – 43.18%
Australia – 1.69%
BHP Billiton Ltd. (b)	3,227	$78,025
Cochlear Ltd. (b)	1,365	49,303
QBE Insurance Group Ltd. (b)	1,124	17,800
		145,128
Belgium – 1.31%
Anheuser-Busch InBev NV (b)	3,625	111,824
Bermuda – 0.93%
Esprit Holdings Ltd. (b)	6,400	39,514
Li & Fung Ltd. (b)	14,000	39,741
		79,255
Brazil – 0.44%
Petroleo Brasileiro SA – ADR (b)	1,408	37,988
Canada – 1.76%
Canadian National Railway Co. (b)	892	36,060
Canadian Natural Resources Ltd. (b)	784	36,142
EnCana Corp. (b)	720	32,998
Suncor Energy, Inc. (b)	1,828	46,002
		151,202
Denmark – 0.93%
Novo Nordisk A/S (b)	1,669	79,894
Finland – 0.34%
Nokia Oyj (b)	2,012	29,097
France – 1.38%
Axa (b)	1,029	17,352
Cap Gemini SA (b)	557	20,934
Total SA (b)	1,573	79,805
		118,091
Germany – 3.32%
Bayer AG (b)	1,734	86,287
Deutsche Boerse AG (b)	318	23,562
Merck KGaA (b)	882	79,296

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS – 43.18% (Continued)
Germany – 3.32% (Continued)
Porsche Automobil Holdings SE (b)	550	$39,725
Puma AG Rudolf Dassler Sport (b)	260	55,815
		284,685
Greece – 0.35%
OPAP SA (b)	969	30,052
Hong Kong – 0.76%
Hutchison Whampoa Ltd. (b)	11,000	65,290
India – 0.85%
Infosys Technologies Ltd. – ADR (b)	2,371	73,050
Ireland – 0.42%
CRH PLC (b)	1,379	36,254
Israel – 1.55%
Teva Pharmaceutical Industries Ltd. – ADR (b)	3,027	132,855
Italy – 1.84%
Eni SpA (b)	3,331	72,499
Finmeccanica SpA (b)	5,961	84,628
		157,127
Japan – 2.98%
DENSO Corp. (b)	1,400	32,792
FANUC Ltd. (b)	600	43,014
HOYA Corp. (b)	2,400	41,298
Keyence Corp. (b)	230	40,510
NIDEC Corp. (b)	1,000	54,857
Toyota Motor Corp. (b)	1,100	42,943
		255,414
Mexico – 1.56%
America Movil SAB de C.V. – ADR (b)	2,471	81,172
Grupo Televisa SA – ADR (b)	3,366	52,106
		133,278
Netherlands – 1.44%
Heineken Holdings NV (b)	1,297	30,838

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS – 43.18% (Continued)
Netherlands – 1.44% (Continued)
Koninklijke KPN NV (b)	5,044	$60,791
TNT NV (b)	1,709	31,792
		123,421
Norway – 0.18%
Petroleum Geo-Services ASA (a)(b)	3,196	15,773
Philippines – 0.88%
Philippine Long Distance Telephone Co. (b)	1,660	75,006
Singapore – 1.74%
Keppel Corp. Ltd. (b)	14,000	56,548
Singapore Technologies Engineering Ltd. (b)	22,000	38,190
United Overseas Bank Ltd. (b)	7,000	54,374
		149,112
Spain – 0.98%
Telefonica SA (b)	4,389	83,680
Switzerland – 4.51%
Nestle SA (b)	3,382	110,704
Roche Holding AG (b)	1,032	130,656
Sonova Holding AG (b)	957	62,676
Syngenta AG (b)	384	82,429
		386,465
Taiwan – 0.80%
Taiwan Semiconductor
Manufacturing Co., Ltd. – ADR (b)	6,450	68,176
Turkey – 0.32%
Akbank TAS (b)	7,159	27,737
United Kingdom – 9.92%
Aviva PLC (b)	3,510	16,382
BG Group PLC (b)	2,826	45,695
British American Tobacco PLC (b)	2,101	50,942
Capita Group PLC (b)	3,815	38,631
Compass Group PLC (b)	15,489	74,241
Imperial Tobacco Group PLC (b)	4,793	109,974

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS – 43.18% (Continued)
United Kingdom – 9.92% (Continued)
Informa PLC (b)	7,314	$32,162
International Power PLC (b)	15,523	57,066
Reckitt Benckiser Group PLC (b)	1,945	76,739
Reed Elsevier PLC (b)	5,889	43,952
Shire Ltd. (b)	6,276	78,964
Smith & Nephew PLC (b)	2,823	20,067
Tesco PLC (b)	15,109	75,370
Vodafone Group PLC (b)	47,157	86,993
WPP Group PLC (b)	6,182	42,663
		849,841
TOTAL COMMON STOCKS (Cost $4,704,979)		3,699,695
CLOSED-END FUNDS – 0.64%
India Fund, Inc.	2,651	54,558
TOTAL CLOSED-END FUNDS (Cost $60,474)		54,558
OPEN-END FUNDS – 48.25%
Fidelity Spartan International Index Fund	164,982	4,134,438
TOTAL OPEN-END FUNDS (Cost $3,674,626)		4,134,438
SHORT-TERM INVESTMENTS – 7.62%
Investment Companies – 7.62%
Fidelity Institutional Money Market Portfolio	652,730	652,730
TOTAL SHORT-TERM INVESTMENTS
(Cost $652,730)		652,730
Total Investments (Cost $9,092,809) – 99.69%		8,541,421
Other Assets in Excess of Liabilities – 0.31%		26,536
TOTAL NET ASSETS – 100.00%		$8,567,957

FOOTNOTES
Percentages are stated as a percent of net assets.
ADR  American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

FAS 157 – Summary of Fair Value Exposure at April 30, 2009 (Unaudited)
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2009:

	Investments	Other Financial
Description	in Securities	Instruments*
Level 1 – Quoted prices	$8,398,624	$—
Level 2 – Other significant observable inputs	142,797	—
Level 3 – Significant unobservable inputs	—	—
Total	$8,541,421	$—

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
PORTFOLIO DIVERSIFICATION
April 30, 2009 (Unaudited)

	Value	Percentage
Consumer Discretionary	$525,706	6.14%
Consumer Staples	566,391	6.61%
Energy	366,902	4.28%
Financials	157,207	1.83%
Health Care	633,711	7.40%
Industrials	394,153	4.60%
Information Technology	327,922	3.83%
Materials	282,995	3.30%
Telecommunication Services	387,642	4.52%
Utilities	57,066	0.67%
Total Foreign Common Stocks	3,699,695	43.18%
Total Closed-End Funds	54,558	0.64%
Total Open-End Funds	4,134,438	48.25%
Total Short-Term Investments	652,730	7.62%
Total Investments	8,541,421	99.69%
Other Assets in Excess of Liabilities	26,536	0.31%
Total Net Assets	$8,567,957	100.00%

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS – 91.66%
Bermuda – 1.04%
Credicorp Ltd. (b)	888	$44,418
Brazil – 17.63%
Banco Bradesco SA – ADR (b)	5,163	63,402
Bco Do Brasil SA (b)	2,600	21,926
BM&F Bovespa SA (b)	6,563	26,594
Companhia de Bebidas das Americas – ADR (b)	620	34,956
Companhia Energetica de Minas Gerais – ADR (b)	3,361	50,583
Companhia Vale do Rio Doce – ADR (b)	10,527	144,536
GVT Holding SA Com NPV (a)(b)	3,200	42,395
Hypermarcas SA (a)(b)	3,276	27,942
Itau Unibanco Holding SA – ADR (b)	2,914	40,009
Natura Cosmeticos SA (b)	1,548	18,387
Petroleo Brasileiro SA – ADR (b)	4,881	163,855
Tele Norte Leste Participacoes SA – ADR (b)	2,253	35,034
Totvs SA (b)	1,834	49,056
Vivo Participacoes SA – ADR (b)	1,935	30,883
		749,558
Canada – 0.94%
Pacific Rubiales Energy Corp. (a)(b)	8,116	39,788
Cayman Islands – 0.30%
China ZhongWang Holdings Ltd. (a)(b)	14,000	12,645
Chile – 1.75%
Empresa Nacional de Telecomunicaciones SA (b)	2,750	32,144
Enersis SA – ADR (b)	2,820	42,272
		74,416
China – 13.40%
China CITIC Bank (b)	84,000	38,694
China Communications Construction Co., Ltd. (b)	40,000	48,206
China Construction Bank Corp. (b)	79,000	46,075
China National Building Material Co., Ltd. (b)	28,000	59,396
China Petroleum & Chemical Corp. (b)	66,000	51,778
China Railway Group Ltd. (a)(b)	75,000	51,774
China Shenhua Energy Co., Ltd. (b)	22,000	61,742

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS – 91.66% (Continued)
China – 13.40% (Continued)
China Shipping Development Co. Ltd. (b)	36,000	$41,713
PetroChina Co. Ltd. – ADR (b)	557	48,409
Ping An Insurance Co., of China Ltd. (b)	10,000	62,580
Weichai Power Co., Ltd. (b)	20,800	59,313
		569,680
Colombia – 0.68%
Ecopetrol SA – ADR (b)	1,615	29,086
Egypt – 0.46%
Orascom Construction Industries (b)	684	19,372
Hong Kong – 6.25%
China Mobile Ltd. – ADR (b)	2,622	113,166
China Overseas Land & Investment Ltd. (b)	29,120	51,401
Denway Motors Ltd. (b)	94,000	39,662
Industrial & Commercial Bank of China Ltd. (b)	107,000	61,576
		265,805
Hungary – 0.91%
Richter Gedeon Nyrt. (b)	296	38,829
India – 3.84%
HDFC Bank Ltd. – ADR (a)(b)	1,049	77,647
Infosys Technologies Ltd. – ADR (b)	1,640	50,528
Larsen & Toubro Ltd. – ADR (a)(b)(c)	1,984	34,868
		163,043
Indonesia – 1.17%
PT United Tractors Tbk (b)	58,500	49,740
Israel – 2.97%
Check Point Software Technologies Ltd. (a)(b)	1,495	34,639
Teva Pharmaceutical Industries Ltd. – ADR (b)	2,088	91,642
		126,281
Luxembourg – 0.90%
Tenaris SA – ADR (b)	1,524	38,130

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS – 91.66% (Continued)
Malaysia – 0.97%
Bumiputra-Commerce Holdings Bhd (b)	18,300	$41,381
Mexico – 4.10%
America Movil SAB de CV – ADR (b)	1,756	57,685
Cemex SAB de CV – ADR (a)(b)	1,610	12,043
Fomento Economico
Mexicano, SAB de CV – ADR (b)	979	27,715
Grupo Televisa SA de CV – ADR (b)	2,450	37,926
Wal-Mart de Mexico SAB de CV – ADR (b)	1,443	39,007
		174,376
Russia – 5.78%
Gazprom – ADR (a)(b)	6,481	117,436
LUKOIL – ADR (b)	827	37,298
Mining and Metallurgical
Co. Norilsk Nickel – ADR (b)	5,654	47,211
Mobile Telesystems – ADR (a)(b)	1,325	43,910
		245,855
South Africa – 6.80%
Impala Platinum Holdings Ltd. – ADR (b)	2,245	43,397
Massmart Holdings Ltd. (b)	2,277	19,765
MTN Group Ltd. (b)	3,292	43,155
Naspers Ltd. – ADR (b)	2,800	57,419
Sasol – ADR (b)	1,176	35,409
Standard Bank Group Ltd. (b)	5,045	49,154
Tiger Brands Ltd. (b)	2,600	40,685
		288,984
South Korea – 12.03%
Hite Brewery Co., Ltd. (b)	345	49,209
Hyundai Heavy Industries Co., Ltd. (b)	239	42,845
Hyundai Motor Co. – ADR (a)(b)(c)	1,966	52,483
KB Financial Group, Inc. – ADR (a)(b)	1,613	51,422
LG Chem Ltd. (b)	196	21,616
POSCO – ADR (b)	692	53,263
Samsung Electronics Co., Ltd. – ADR (a)(b)(c)	723	166,803

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS – 91.66% (Continued)
South Korea – 12.03% (Continued)
Samsung Fire & Marine Insurance Co., Ltd. (b)	249	$33,963
Woongjin Thinkbig Co., Ltd. (b)	2,350	39,838
		511,442
Taiwan – 8.73%
Asustek Computer Inc. (b)	28,000	37,123
Chinatrust Financial Holding Co., Ltd. (b)	90,000	41,226
Formosa Plastics Corp. (b)	18,000	31,729
Hon Hai Precision Industry Co., Ltd. – ADR (b)(c)	7,714	44,595
MediaTek Inc. (b)	2,000	20,832
President Chain Store Corp. (b)	13,000	31,249
Taiwan Mobile Co., Ltd. (b)	20,000	31,506
Taiwan Semiconductor
Manufacturing Co., Ltd. – ADR (b)	12,590	133,076
		371,336
United Kingdom – 1.01%
Eurasian Natural Resources Corp. (b)	4,879	42,946
TOTAL COMMON STOCKS (Cost $4,944,621)		3,897,111
PREFERRED STOCKS – 0.93%
Brazil – 0.93%
Usinas Siderurgicas de Minas Gerais SA (b)	2,689	39,556
TOTAL PREFERRED STOCKS (Cost $38,728)		39,556
EXCHANGE-TRADED FUNDS – 3.46%
Vanguard Emerging Markets ETF	5,315	147,066
TOTAL EXCHANGE-TRADED FUNDS
(Cost $191,666)		147,066

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS – 3.96%
Investment Companies – 3.96%
AIM Liquid Assets	145,327	$145,327
Fidelity Institutional Money Market Portfolio	23,122	23,121
TOTAL SHORT-TERM INVESTMENTS
(Cost $168,448)		168,448
Total Investments (Cost $5,343,463) – 100.01%		4,252,181
Liabilities in Excess of Other Assets – (0.01%)		(311)
TOTAL NET ASSETS – 100.00%		$4,251,870

FOOTNOTES
Percentages are stated as a percent of net assets.
ADR  American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Restricted security under Rule 144A of the Securities Act of 1933

FAS 157 – Summary of Fair Value Exposure at April 30, 2009 (Unaudited)
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2009:

	Investments	Other Financial
Description	in Securities	Instruments*
Level 1 – Quoted prices	$4,120,235	$—
Level 2 – Other significant observable inputs	131,946	—
Level 3 – Significant unobservable inputs	—	—
Total	$4,252,181	$—

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
PORTFOLIO DIVERSIFICATION
April 30, 2009 (Unaudited)

	Value	Percentage
Consumer Discretionary	$271,923	6.40%
Consumer Staples	288,914	6.80%
Energy	467,365	10.99%
Financials	751,469	17.67%
Health Care	130,471	3.07%
Industrials	347,831	8.18%
Information Technology	492,057	11.57%
Materials	624,348	14.69%
Telecommunication Services	429,878	10.11%
Utilities	92,855	2.18%
Total Foreign Common Stock	3,897,111	91.66%
Total Preferred Stock	39,556	0.93%
Total Exchange-Traded Funds	147,066	3.46%
Total Short-Term Investments	168,448	3.96%
Total Investments	4,252,181	100.01%
Liabilities in Excess of Other Assets	(311)	(0.01%)
Total Net Assets	$4,251,870	100.00%

The accompanying notes are an integral part of these financial statements.

ActivePassive Global Bond Fund
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS – 31.70%
SPDR Lehman International Treasury Bond ETF	11,443	$590,573
Vanguard Total Bond Market ETF	7,667	592,122
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,210,200)		1,182,695
OPEN-END FUNDS – 67.41%
Loomis Sayles Global Bond Fund	139,852	1,887,998
Oppenheimer International Bond Fund	109,371	626,698
TOTAL OPEN-END FUNDS
(Cost $2,837,617)		2,514,696
SHORT-TERM INVESTMENTS – 1.15%
Investment Companies – 1.15%
Fidelity Institutional Money Market Portfolio	42,823	42,823
TOTAL SHORT-TERM INVESTMENTS
(Cost $42,823)		42,823
Total Investments (Cost $4,090,640) – 100.26%		3,740,214
Liabilities in Excess of Other Assets – (0.26%)		(9,671)
TOTAL NET ASSETS – 100.00%		$3,730,543

FOOTNOTES
Percentages are stated as a percent of net assets.

FAS 157 – Summary of Fair Value Exposure at April 30, 2009 (Unaudited)
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The accompanying notes are an integral part of these financial statements.

ActivePassive Global Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2009:

	Investments	Other Financial
Description	in Securities	Instruments*
Level 1 – Quoted prices	$3,740,214	$—
Level 2 – Other significant observable inputs	—	—
Level 3 – Significant unobservable inputs	—	—
Total	$3,740,214	$—

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES – 0.94%
Daimler Chrysler Auto Trust, 5.02%, 07/08/2010	$7,002	$7,015
Discover Card Master Trust, 0.651%, 09/15/2012	29,720	29,059
Household Credit Card Master
Note Trust, 5.10%, 06/15/2012	25,000	25,102
MBNA Master Credit Card Trust,
7.00%, 02/15/2012	15,000	15,292
TOTAL ASSET BACKED SECURITIES
(Cost $76,675)		76,468
CORPORATE BONDS – 13.49%
Consumer Staples – 2.04%
Beverages – 0.25%
Coca-Cola Enterprises Inc., 5.00%, 08/15/2013	20,000	20,806
Food & Staples Retailing – 0.56%
CVS Caremark Corp., 5.75%, 06/01/2017	30,000	30,200
Kroger Co. 5.00%, 04/15/2013	15,000	15,163
		45,363
Food Products – 1.23%
Campbell Soup Co., 4.875%, 10/01/2013	15,000	16,079
General Mills Inc., 6.00%, 02/15/2012	25,000	26,388
H.J. Heinz Co., 6.625%, 07/15/2011	20,000	21,353
Kraft Foods Inc. 5.625%, 11/01/2011	35,000	36,821
		100,641
Total Consumer Staples (Cost $164,114)		166,810
Energy – 1.01%
Oil, Gas & Consumable Fuels – 1.01%
ConocoPhillips, 5.625%, 10/15/2016 (a)	30,000	31,014
Marathon Oil Corp., 6.50%, 02/15/2014	20,000	20,773
Occidental Petroleum Corp., 7.00%, 11/01/2013	15,000	16,954
Valero Energy Corp., 6.125%, 06/15/2017	15,000	13,641
Total Energy (Cost $79,489)		82,382

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS – 13.49% (Continued)
Financials – 4.28%
Diversified Financial Services – 3.68%
Bank of America Corp., 4.90%, 05/01/2013	$30,000	$27,376
Bank of America Corp., 5.75%, 08/15/2016	30,000	22,135
Bank of America Corp., 8.125%, 12/29/2049	30,000	17,075
General Electric Capital Corp., 5.25%, 10/19/2012	25,000	24,970
General Electric Capital Corp., 6.00%, 6/15/2012	30,000	30,621
HSBC Finance Corp., 6.375%, 10/15/2011	30,000	29,636
JPMorgan Chase & Co., 5.75%, 01/02/2013	50,000	50,478
National Rural Utilities Cooperative
Finance Corp., 7.25%, 03/01/2012	20,000	21,160
PNC Financial Services Group, Inc.,
6.00%, 12/07/2017	35,000	31,522
Santander Central Hispano Issuances
Ltd., 7.625%, 09/14/2010 (a)	20,000	20,849
Wells Fargo & Co., 4.375%, 01/31/2013	25,000	24,084
		299,906
Insurance – 0.60%
American International Group, Inc.,
5.85%, 01/16/2018	20,000	6,757
MetLife, Inc., 5.00%, 06/15/2015	30,000	26,273
Prudential Financial, Inc., 5.15%, 01/15/2013	20,000	16,250
		49,280
Total Financials (Cost $396,265)		349,186
Health Care – 1.12%
Biotechnology – 0.37%
Amgen, Inc., 4.00%, 11/18/2009	30,000	30,366
Chemical Manufacturing – 0.25%
GlaxoSmithKline Capital Inc., 5.65%, 05/15/2018	20,000	20,795
Health Care Providers & Services – 0.30%
UnitedHealth Group Inc., 4.875%, 04/01/2013	25,000	24,365

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS – 13.49% (Continued)
Health Care – 1.12% (Continued)
Pharmaceuticals – 0.20%
Wyeth, 5.50%, 02/01/2014	$15,000	$16,119
Total Health Care (Cost $89,243)		91,645
Industrials – 0.81%
Transportation Equipment Manufacturing – 0.26%
The Boeing Co., 6.10%, 03/01/2011	20,000	21,158
Machinery – 0.24%
Caterpillar Financial Services Corporation,
4.85%, 12/07/2012	20,000	19,948
Road & Rail – 0.31%
Burlington Northern Santa Fe Corp.,
5.75%, 03/15/2018	15,000	14,953
Canadian National Railway, 5.55%, 05/15/2018 (a)	10,000	10,142
		25,095
Total Industrials (Cost $65,786)		66,201
Information Technology – 0.65%
IT Services – 0.26%
Electronic Data Systems Corp., 6.50%, 08/01/2013	20,000	21,411
Software – 0.39%
Oracle Corp., 5.00%, 01/15/2011	30,000	31,624
Total Information Technology (Cost $51,989)		53,035
Materials – 0.99%
Chemicals – 0.44%
E.I. Du Pont De Nemours & Co.,
5.875%, 01/15/2014	20,000	21,337
Monsanto Co., 5.125%, 04/15/2018	15,000	14,872
		36,209
Diversified Metals – 0.20%
BHP Billiton Ltd., 6.50%, 04/01/2019 (a)	15,000	16,323

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS – 13.49% (Continued)
Materials – 0.99% (Continued)
Precious Metals – 0.35%
Barrick Gold Finance Co., 4.875%, 11/15/2014	$30,000	$28,057
Total Materials (Cost $77,352)		80,589
Telecommunication Services – 1.67%
Diversified Telecommunication Services – 1.35%
AT&T Inc., 4.85%, 02/15/2014	30,000	31,142
AT&T Inc., 5.50%, 02/01/2018	30,000	29,999
Verizon Communications Inc., 5.25%, 04/15/2013	15,000	15,752
Verizon Communications Inc., 7.375%, 09/01/2012	30,000	32,858
		109,751
Wireless Telecommunication Services – 0.32%
Vodafone Group Plc, 5.50%, 06/15/2011 (a)	25,000	26,295
Total Telecommunication Services (Cost $132,034)		136,046
Utilities – 0.92%
Electric Utilities – 0.55%
Columbus Southern Power Co., 5.50%, 03/01/2013	25,000	25,328
Peco Energy Co., 4.75%, 10/01/2012	20,000	19,989
		45,317
Multi-Utilities – 0.37%
Dominion Resources Inc., 5.00%, 03/15/2013	15,000	14,991
Midamerican Energy Holdings, 5.75%, 04/01/2018	15,000	14,948
		29,939
Total Utilities (Cost $75,706)		75,256
TOTAL CORPORATE BONDS (Cost $1,131,978)		1,101,150
U.S. GOVERNMENT AGENCY ISSUES – 13.82%
FAMCA, 6.71%, 07/28/2014	20,000	23,637
FHLB, 3.625%, 09/16/2011	200,000	209,915
FHLB, 4.00%, 09/06/2013	165,000	176,057
FHLB, 5.00%, 11/17/2017	215,000	233,139
FHLMC, 5.391%, 02/01/2036	25,047	26,038
FNMA, 5.847%, 03/01/2037	110,506	114,867

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY
ISSUES – 13.82% (Continued)
FNMA, 6.00%, 07/01/2037	$90,765	$95,000
FNMA, 5.50%, 01/01/2038	52,271	54,220
FNMA, 6.00%, 06/01/2038	45,583	47,708
FNMA, 5.50%, 09/01/2038	46,086	47,801
GNMA, 7.50%, 04/15/2030	7,092	7,673
GNMA, 8.00%, 06/15/2030	2,057	2,292
GNMA, 6.00%, 10/15/2038	74,348	77,657
GNMA, 6.50%, 07/15/2032	10,700	11,435
GNMA, 7.50%, 11/15/2030	462	499
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $1,091,486)		1,127,938
U.S. TREASURY OBLIGATIONS – 16.97%
U.S. Treasury Inflation Index – 1.79%
2.00%, 01/15/2014	45,928	46,875
2.625%, 07/15/2017	92,129	98,894
		145,769
U.S. Treasury Note – 15.18%
1.25%, 11/30/2010	235,000	236,845
1.750%, 11/15/2011	115,000	116,636
2.00%, 11/30/2013	200,000	200,938
2.75%, 02/15/2019	125,000	121,113
4.00%, 08/15/2018	15,000	16,097
4.625%, 08/31/2011	475,000	513,594
4.75%, 08/15/2017	30,000	33,994
		1,239,217
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,372,453)		1,384,986

	Shares
EXCHANGE-TRADED FUNDS – 49.49%
Vanguard Total Bond Market ETF	52,312	4,040,056
TOTAL EXCHANGE-TRADED FUNDS
(Cost $4,020,167)		4,040,056
The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS – 5.02%
Investment Companies – 5.02%
Fidelity Institutional Money Market Portfolio	409,976	$409,976
TOTAL SHORT-TERM INVESTMENTS
(Cost $409,976)		409,976
Total Investments (Cost $8,102,735) – 99.73%		8,140,574
Other Assets in Excess of Liabilities – 0.27%		22,341
TOTAL NET ASSETS – 100.00%		$8,162,915

FOOTNOTES
Percentages are stated as a percent of net assets.
FAMCA  Federal Agricultural Mortgage Corp.
FHLB  Federal Home Loan Bank
FHLMC  Federal Home Loan Mortgage Corp.
FNMA  Federal National Mortgage Assoc.
GNMA  Government National Mortgage Assoc.
(a)  Foreign Issued Security

FAS 157 – Summary of Fair Value Exposure at April 30, 2009 (Unaudited)
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2009:

	Investments	Other Financial
Description	in Securities	Instruments*
Level 1 – Quoted prices	$4,450,031	$—
Level 2 – Other significant observable inputs	3,690,543	—
Level 3 – Significant unobservable inputs	—	—
Total	$8,140,574	$—

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

	Principal
	Amount	Value
MUNICIPAL BONDS – 38.54%
Arizona – 1.50%
City of Phoenix Civic Improvement
Corporation, 5.50%, 07/01/2018	$125,000	$149,299
California – 6.09%
California Health Facilities Financing
Authority, 5.50%, 07/01/2025	75,000	71,146
State of California, 5.25%, 04/01/2022	100,000	103,670
State of California Department of
Water Resources, 5.00%, 05/01/2018	100,000	110,427
State of California Department of
Water Resources, 5.00%, 12/01/2023	150,000	161,952
The Regents of the University of California
Limited Project, 5.00%, 05/15/2021	150,000	159,153
		606,348
Florida – 4.60%
Florida State Turnpike
Authority, 5.00%, 07/01/2020	150,000	156,988
State of Florida Department of
Transportation, 5.25%, 07/01/2015	150,000	168,361
State of Florida Full Faith and Credit State
Board of Education, 5.00%, 06/01/2022	125,000	132,789
		458,138
Georgia – 1.45%
Metropolitan Atlanta Rapid Transit
Authority, 5.00%, 07/01/2017	125,000	143,939
Illinois – 1.49%
University of Illinois, 5.50%, 04/01/2019	125,000	148,536
Iowa – 1.11%
Iowa Finance Authority, 5.50%, 08/01/2026	100,000	110,751
Massachusetts – 1.37%
Massachusetts Water Pollution
Abatement Trust, 5.00%, 08/01/2018	125,000	136,365

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

	Principal
	Amount	Value
MUNICIPAL BONDS – 38.54% (Continued)
Michigan – 1.61%
State of Michigan State Trunk
Line Fund, 5.00%, 09/01/2019	$150,000	$159,764
New Jersey – 1.62%
New Jersey Economic Development
Authority, 5.00%, 03/01/2017	150,000	160,710
New York – 6.17%
New York City Transitional Finance
Authority, 5.00%, 08/01/2020	125,000	135,065
New York State Metropolitan Transportation
Authority, 5.25%, 11/15/2024	200,000	208,880
New York State Thruway Authority,
5.00%, 04/01/2017	100,000	109,077
New York State Thruway Authority,
5.00%, 03/15/2021	150,000	160,401
		613,423
North Carolina – 1.90%
North Carolina Eastern Municipal
Power Agency, 5.25%, 01/01/2020	50,000	49,755
State of North Carolina Capital
Improvement, 5.00%, 05/01/2021	125,000	139,685
		189,440
Tennessee – 2.79%
State of Tennessee, 5.000%, 05/01/2023	175,000	190,106
The Tennessee Energy Acquisition
Corp., 5.25%, 09/01/2020	100,000	87,022
		277,128
Texas – 3.87%
City of Houston Texas Combined
Utility System, 5.25%, 05/15/2015	150,000	163,012
City of Houston Texas Combined
Utility System, 5.25%, 05/15/2017	100,000	109,878

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

	Principal
	Amount	Value
MUNICIPAL BONDS – 38.54% (Continued)
Texas – 3.87% (Continued)
Texas Transportation Commission
State Highway, 5.00%, 04/01/2018	$100,000	$112,587
		385,477
Utah – 1.56%
Intermountain Power Agency
of Utah, 5.25%, 07/01/2020	150,000	154,957
Washington – 1.41%
Energy Northwest, 5.00%, 07/01/2016	125,000	140,730
TOTAL MUNICIPAL BONDS (Cost $3,761,946)		3,835,005

	Shares
EXCHANGE-TRADED FUNDS – 59.17%
iShares S&P National Municipal Bond Fund	38,596	3,924,055
SPDR Barclays Capital Municipal Bond ETF	88,146	1,963,893
TOTAL EXCHANGE-TRADED FUNDS
(Cost $5,838,208)		5,887,948
SHORT-TERM INVESTMENTS – 3.63%
Investment Companies – 3.63%
Fidelity Institutional Tax-Exempt Portfolio	361,608	361,608
TOTAL SHORT-TERM INVESTMENTS
(Cost $361,608)		361,608
Total Investments (Cost $9,961,762) – 101.34%		10,084,561
Liabilities in Excess of Other Assets – (1.34)%		(132,878)
TOTAL NET ASSETS – 100.00%		$9,951,683

FOOTNOTES
Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2009 (Unaudited)

FAS 157 – Summary of Fair Value Exposure at April 30, 2009 (Unaudited)
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2009:

	Investments	Other Financial
Description	in Securities	Instruments*
Level 1 – Quoted prices	$6,249,556	$—
Level 2 – Other significant observable inputs	3,835,005	—
Level 3 – Significant unobservable inputs	—	—
Total	$10,084,561	$—

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2009 (Unaudited)

	Large Cap	Large Cap	Small/Mid	Small/Mid
	Growth	Value	Cap Growth	Cap Value
	Fund	Fund	Fund	Fund
ASSETS:
Investments, at value (cost $5,033,279, $4,957,810, $4,946,397, $4,800,093, $9,092,809, $5,343,463, $4,090,640, $8,102,735 and $9,961,762, respectively)	$4,565,755	$4,092,568	$4,874,863	$4,691,035
Foreign currencies, at value
(cost $0, $0, $0, $0, $92,217,
$40,113, $0, $0 and $0, respectively)	—	—	—	—
Cash	—	—	11,914	1
Dividends and interest receivable	1,693	1,579	452	1,994
Receivable for fund shares sold	73,573	57,088	42,881	36,512
Receivable for securities sold	4,663	—	—	—
Receivable from Advisor	20,192	19,175	16,220	17,148
Prepaid expenses and other assets	11,430	11,429	11,393	11,514
Total Assets	4,677,306	4,181,839	4,957,723	4,758,204
LIABILITIES:
Due to Custodian	—	—	—	—
Payable for securities purchased	23,984	15,195	11,527	—
Distribution fees payable	864	787	931	974
Accrued administration expense	2,942	2,731	3,078	2,978
Accrued audit expense	9,984	9,984	9,984	9,985
Accrued custody expense	778	1,682	1,493	860
Accrued compliance fees	1,405	1,233	1,405	1,405
Accrued fund accounting expense	5,613	4,101	5,992	5,061
Accrued legal expense	3,762	3,730	3,291	3,287
Accrued service fees	346	315	373	390
Accrued transfer agent expense	1,176	1,228	1,168	1,174
Other accrued expenses and other liabilities	4,580	4,526	3,508	2,471
Total Liabilities	55,434	45,512	42,750	28,585
NET ASSETS	$4,621,872	$4,136,327	$4,914,973	$4,729,619
NET ASSETS CONSIST OF:
Capital stock	$5,306,261	$5,209,256	$7,249,854	$6,757,158
Accumulated net investment income (loss)	5,980	19,844	(4,561)	29,912
Accumulated net realized gain (loss)
on investments	(222,845)	(227,531)	(2,258,786)	(1,948,393)
Unrealized net appreciation (depreciation) on:
Investments	(467,524)	(865,242)	(71,534)	(109,058)
Foreign currency related transactions	—	—	—	—
Total Net Assets	$4,621,872	$4,136,327	$4,914,973	$4,729,619
NET ASSETS
Shares issued and outstanding
(Unlimited number of beneficial
interest authorized, $0.01 par value)	490,949	476,567	603,713	517,634
Net asset value, redemption price per share	$9.41	$8.68	$8.14	$9.14
Maximum offering price per share
(net asset value divided by 94.25%)	$9.98	$9.21	$8.64	$9.69

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
April 30, 2009 (Unaudited)

	Emerging		Intermediate	Intermediate
International	Markets	Global Bond	Taxable	Municipal
Equity Fund	Equity Fund	Fund	Bond Fund	Bond Fund

$8,541,421	$4,252,181	$3,740,214	$8,140,574	$10,084,561

91,938	40,348	—	—	—
—	—	1	3	3
21,750	14,524	32	36,700	44,158
64,202	17,292	9,716	20,060	—
83,067	41,662	—	—	34,590
22,827	22,166	19,579	13,658	7,984
11,352	11,394	11,391	11,963	11,451
8,836,557	4,399,567	3,780,933	8,222,958	10,182,747

51,201	9,544	—	—	—
178,222	103,569	19,124	29,023	203,594
1,573	818	744	1,650	1,998
3,178	3,178	2,666	2,978	3,278
9,985	9,985	9,985	9,985	9,985
10,281	4,355	3,445	1,027	697
1,405	1,405	1,332	1,405	1,305
7,031	6,192	3,949	7,336	6,058
2,350	3,405	3,590	2,583	793
663	327	298	660	799
1,030	1,186	1,035	962	1,076
1,681	3,733	4,222	2,434	1,481
268,600	147,697	50,390	60,043	231,064
$8,567,957	$4,251,870	$3,730,543	$8,162,915	$9,951,683

$12,835,828	$6,572,457	$4,159,345	$8,154,564	$9,838,594
23,912	16,614	2,082	97	262

(3,739,906)	(1,245,083)	(80,458)	(29,585)	(9,972)

(551,388)	(1,091,282)	(350,426)	37,839	122,799
(489)	(836)	—	—	—
$8,567,957	$4,251,870	$3,730,543	$8,162,915	$9,951,683

1,004,730	492,467	268,449	542,843	660,542
$8.52	$8.63	$13.90	$15.04	$15.07

$9.04	$9.16	$14.74	$15.96	$15.99

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2009 (Unaudited)

	Large Cap	Large Cap	Small/Mid	Small/Mid
	Growth	Value	Cap Growth	Cap Value
	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividend income(1)	$22,106	$52,183	$23,056	$87,827
Interest income	2,283	862	1,046	2,367
Total investment income	24,389	53,045	24,102	90,194

EXPENSES:
Investment advisory fees (Note 3)	10,620	10,305	15,287	15,261
Administration fees (Note 3)	19,268	16,043	19,268	19,268
Distribution fees (Note 4)	1,440	1,094	588	554
Service fees (See Note 5)	174	124	35	55
Fund accounting fees (Note 3)	17,061	14,235	19,043	17,602
Audit fees	9,323	9,323	9,323	9,323
Federal and state registration fees	13,686	13,689	13,713	13,961
Transfer agent expenses (Note 3)	4,245	4,245	4,259	4,245
Chief Compliance Officer fees
and expenses (Note 3)	4,053	4,180	4,053	4,053
Legal fees	3,968	3,968	3,968	3,968
Reports to shareholders	860	860	860	860
Trustees’ fees and expenses	3,557	3,557	3,557	3,607
Custody fees (Note 3)	2,413	3,868	2,976	3,380
Insurance expense	1,462	1,462	1,453	1,454
Other	1,230	1,230	1,230	1,230
Total expenses before
reimbursement from advisor	93,360	88,183	99,613	98,821
Expense reimbursement
from advisor (Note 3)	(74,951)	(71,694)	(70,950)	(72,115)
Net expenses	18,409	16,489	28,663	26,706
NET INVESTMENT INCOME (LOSS)	$5,980	$36,556	$(4,561)	$63,488

REALIZED AND
UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	$(166,068)	$(147,138)	$(2,077,747)	$(1,302,705)
Foreign currency related transactions	—	—	—	—
Change in unrealized
appreciation (depreciation) on:
Investments	289,459	(61,608)	1,878,475	1,110,888
Foreign currency related transactions	—	—	—	—
Net realized and unrealized gain (loss)	123,391	(208,746)	(199,272)	(191,817)
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS	$129,371	$(172,190)	$(203,833)	$(128,329)

(1)	Net of foreign taxes withheld of $0, $0, $28, $0, $4,833, $3,398, $0, $0 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended April 30, 2009 (Unaudited)

	Emerging		Intermediate	Intermediate
International	Markets	Global Bond	Taxable	Municipal
Equity Fund	Equity Fund	Fund	Bond Fund	Bond Fund

$107,536	$49,924	$102,242	$74,012	$91,287
4,272	1,939	300	62,030	65,091
111,808	51,863	102,542	136,042	156,378

27,863	15,673	11,510	20,927	24,287
19,368	19,368	16,043	19,268	19,768
989	342	620	1,246	985
74	47	71	158	200
22,012	20,543	12,875	23,401	19,043
9,323	9,323	9,323	9,323	9,323
13,866	13,783	13,720	13,734	13,751
3,974	4,245	4,048	4,045	4,045

4,053	4,053	4,280	4,053	3,953
3,968	3,968	3,968	3,968	3,968
860	860	860	860	860
3,657	3,556	3,556	3,557	3,657
38,648	10,946	9,521	2,677	1,933
1,440	1,452	1,463	1,453	1,449
1,230	1,230	1,230	1,230	1,230

151,325	109,389	93,088	109,900	108,452

(106,048)	(82,963)	(74,674)	(75,022)	(67,974)
45,277	26,426	18,414	34,878	40,478
$66,531	$25,437	$84,128	$101,164	$115,900

$(3,461,512)	$(628,498)	$(80,458)	$(12,181)	$(9,968)
1,170	(2,227)	—	—	—

3,343,359	1,200,639	201,851	327,844	541,650
(256)	(782)	—	—	—
(117,239)	569,132	121,393	315,663	531,682

$(50,708)	$594,569	$205,521	$416,827	$647,582

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Growth Fund		Large Cap Value Fund
	November 1,		November 1,
	2008	December	2008	December
	through	31, 2007*	through	31, 2007*
	April 30,	through	April 30,	through
	2009	October 31,	2009	October 31,
	(Unaudited)	2008	(Unaudited)	2008
OPERATIONS:
Net investment income (loss)	$5,980	$(4,809)	$36,556	$21,286
Net realized gain (loss) on securities	(166,068)	(56,777)	(147,138)	(80,393)
Change in unrealized
appreciation (depreciation) on securities	289,459	(756,983)	(61,608)	(803,634)
Net increase (decrease) in net assets
resulting from operations	129,371	(818,569)	(172,190)	(862,741)

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	—	—	(37,998)	—
Net realized gains	—	—	—	—
Total distributions	—	—	(37,998)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	2,392,599	3,076,914	2,003,064	3,294,836
Dividends reinvested	—	—	29,315	—
Cost of shares redeemed	(157,378)	(1,065)	(117,670)	(289)
Net increase in net assets derived
from capital share transactions	2,235,221	3,075,849	1,914,709	3,294,547

TOTAL INCREASE IN NET ASSETS	2,364,592	2,257,280	1,704,521	2,431,806

NET ASSETS:
Beginning of period	2,257,280	—	2,431,806	—
End of period	$4,621,872	$2,257,280	$4,136,327	$2,431,806
Accumulated net investment
income (loss), end of period	$5,980	$—	$19,844	$21,286

CHANGES IN SHARES OUTSTANDING:
Shares sold	278,644	230,332	244,372	242,994
Shares issued to holders as
reinvestment of dividends	—	—	3,166	—
Shares redeemed	(17,947)	(80)	(13,942)	(23)
Net increase
in shares outstanding	260,697	230,252	233,596	242,971

*  Commencement of operations for shares was December 31, 2007.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small/Mid Cap		Small/Mid Cap
	Growth Fund		Value Fund
	November 1,		November 1,
	2008	December	2008	December
	through	31, 2007*	through	31, 2007*
	April 30,	through	April 30,	through
	2009	October 31,	2009	October 31,
	(Unaudited)	2008	(Unaudited)	2008
OPERATIONS:
Net investment income (loss)	$(4,561)	$(37,125)	$63,488	$(2,868)
Net realized gain (loss) on securities	(2,077,747)	(181,039)	(1,302,705)	(645,688)
Change in unrealized
appreciation (depreciation) on securities	1,878,475	(1,950,009)	1,110,888	(1,219,946)
Net increase (decrease) in net assets
resulting from operations	(203,833)	(2,168,173)	(128,329)	(1,868,502)

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	—	—	(33,576)	—
Net realized gains	—	—	—	—
Total distributions	—	—	(33,576)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	1,144,626	6,214,465	922,191	5,872,256
Dividends reinvested	—	—	24,417	—
Cost of shares redeemed	(71,400)	(712)	(58,838)	—
Net increase in net assets derived
from capital share transactions	1,073,226	6,213,753	887,770	5,872,256

TOTAL INCREASE IN NET ASSETS	869,393	4,045,580	725,865	4,003,754

NET ASSETS:
Beginning of period	4,045,580	—	4,003,754	—
End of period	$4,914,973	$4,045,580	$4,729,619	$4,003,754
Accumulated net investment
income (loss), end of period	$(4,561)	$—	$29,912	$—

CHANGES IN SHARES OUTSTANDING:
Shares sold	155,988	457,277	110,511	411,327
Shares issued to holders as
reinvestment of dividends	—	—	2,725	—
Shares redeemed	(9,498)	(54)	(6,929)	—
Net increase
in shares outstanding	146,490	457,223	106,307	411,327
*  Commencement of operations for shares was December 31, 2007.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International		Emerging Markets
	Equity Fund		Equity Fund
	November 1,		November 1,
	2008	December	2008	December
	through	31, 2007*	through	31, 2007*
	April 30,	through	April 30,	through
	2009	October 31,	2009	October 31,
	(Unaudited)	2008	(Unaudited)	2008
OPERATIONS:
Net investment income (loss)	$66,531	$99,128	$25,437	$33,419
Net realized gain (loss) on securities	(3,460,342)	(304,279)	(630,725)	(615,131)
Change in unrealized
appreciation (depreciation)
on securities	3,343,103	(3,894,980)	1,199,857	(2,291,975)
Net increase (decrease) in net assets
resulting from operations	(50,708)	(4,100,131)	594,569	(2,873,687)

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(117,032)	—	(41,469)	—
Net realized gains	—	—	—	—
Total distributions	(117,032)	—	(41,469)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	1,846,845	11,019,897	482,829	6,123,998
Dividends reinvested	85,227	—	29,698	—
Cost of shares redeemed	(116,141)	—	(37,986)	(26,082)
Net increase in net assets derived
from capital share transactions	1,815,931	11,019,897	474,541	6,097,916

TOTAL INCREASE IN NET ASSETS	1,648,191	6,919,766	1,027,641	3,224,229

NET ASSETS:
Beginning of period	6,919,766	—	3,224,229	—
End of period	$8,567,957	$6,919,766	$4,251,870	$3,224,229
Accumulated net investment
income (loss), end of period	$23,912	$74,413	$16,614	$32,646

CHANGES IN SHARES OUTSTANDING:
Shares sold	231,460	777,769	65,217	430,425
Shares issued to holders as
reinvestment of dividends	9,740	—	4,018	—
Shares redeemed	(14,239)	—	(4,906)	(2,287)
Net increase in shares outstanding	226,961	777,769	64,329	428,138

*  Commencement of operations for shares was December 31, 2007.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

			Intermediate Taxable
	Global Bond Fund		Bond Fund
	November 1,		November 1,
	2008	December	2008	December
	through	31, 2007*	through	31, 2007*
	April 30,	through	April 30,	through
	2009	October 31,	2009	October 31,
	(Unaudited)	2008	(Unaudited)	2008
OPERATIONS:
Net investment income (loss)	$84,128	$50,794	$101,164	$94,554
Net realized gain (loss) on securities	(80,458)	—	(12,181)	(17,395)
Change in unrealized
appreciation (depreciation)
on securities	201,851	(552,277)	327,844	(290,005)
Net increase (decrease) in net assets
resulting from operations	205,521	(501,483)	416,827	(212,846)

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(83,658)	(49,182)	(101,790)	(93,840)
Net realized gains	—	—	—	—
Total distributions	(83,658)	(49,182)	(101,790)	(93,840)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	1,043,590	3,125,808	2,057,661	6,162,112
Dividends reinvested	61,739	34,847	75,432	66,076
Cost of shares redeemed	(106,035)	(604)	(205,142)	(1,575)
Net increase in net assets derived
from capital share transactions	999,294	3,160,051	1,927,951	6,226,613

TOTAL INCREASE IN NET ASSETS	1,121,157	2,609,386	2,242,988	5,919,927

NET ASSETS:
Beginning of period	2,609,386	—	5,919,927	—
End of period	$3,730,543	$2,609,386	$8,162,915	$5,919,927
Accumulated net investment
income (loss), end of period	$2,082	$1,612	$97	$723

CHANGES IN SHARES OUTSTANDING:
Shares sold	76,339	193,213	137,324	409,810
Shares issued to holders as
reinvestment of dividends	4,390	2,290	5,008	4,469
Shares redeemed	(7,745)	(38)	(13,662)	(106)
Net increase in shares outstanding	72,984	195,465	128,670	414,173

*  Commencement of operations for shares was December 31, 2007.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Intermediate
	Municipal Bond Fund
	November 1,
	2008	December
	through	31, 2007*
	April 30,	through
	2009	October 31,
	(Unaudited)	2008
OPERATIONS:
Net investment income (loss)	$115,900	$81,835
Net realized gain (loss) on securities	(9,968)	3,067
Change in unrealized appreciation (depreciation) on securities	541,650	(418,851)
Net increase (decrease) in net assets resulting from operations	647,582	(333,949)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(117,315)	(80,158)
Net realized gains	(3,071)	—
Total distributions	(120,386)	(80,158)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	2,257,584	7,687,301
Dividends reinvested	88,589	56,329
Cost of shares redeemed	(250,377)	(832)
Net increase in net assets derived from capital share transactions	2,095,796	7,742,798

TOTAL INCREASE IN NET ASSETS	2,622,992	7,328,691

NET ASSETS:
Beginning of period	7,328,691	—
End of period	$9,951,683	$7,328,691
Accumulated net investment income (loss), end of period	$262	$1,677

CHANGES IN SHARES OUTSTANDING:
Shares sold	152,979	514,959
Shares issued to holders as reinvestment of dividends	6,028	3,870
Shares redeemed	(17,235)	(59)
Net increase in shares outstanding	141,772	518,770

*  Commencement of operations for shares was December 31, 2007.

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Growth Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	November 1, 2008		December 31,
	through		2007*
	April 30, 2009		through
	(Unaudited)		October 31, 2008
PER SHARE DATA:
Net asset value, beginning of period	$9.80		$15.00

Income from investment operations:
Net investment income (loss)	0.01		(0.02)
Net realized and unrealized gains (losses) on securities	(0.40)		(5.18)
Total from investment operations	(0.39)		(5.20)

Less Distributions:
Dividends from net investment income	—		—
Dividends from net realized gains	—		—
Total distributions	—		—

Net asset value, end of period	$9.41		$9.80

TOTAL RETURN	(3.98%	)+	(34.67%	)+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$4.6		$2.3
Ratio of expenses to average net assets:
Before advisory fee waiver	6.59%	^	9.39%	^
After advisory fee waiver	1.30%	^	1.47%	^
Ratio of net investment income (loss) to average net assets:
Before advisory fee waiver	(4.87%	)^	(8.26%	)^
After advisory fee waiver	0.42%	^	(0.34%	)^
Portfolio turnover rate	6%	+	10%	+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

	November 1, 2008		December 31,
	through		2007*
	April 30, 2009		through
	(Unaudited)		October 31, 2008
PER SHARE DATA:
Net asset value, beginning of period	$10.01		$15.00

Income from investment operations:
Net investment income (loss)	0.09		0.09
Net realized and unrealized gains (losses) on securities	(1.29)		(5.08)
Total from investment operations	(1.20)		(4.99)

Less Distributions:
Dividends from net investment income	(0.13)		—
Dividends from net realized gains	—		—
Total distributions	(0.13)		—

Net asset value, end of period	$8.68		$10.01

TOTAL RETURN	(12.03%	)+	(33.27%	)+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$4.1		$2.4
Ratio of expenses to average net assets:
Before advisory fee waiver	6.41%	^	8.24%	^
After advisory fee waiver	1.20%	^	1.46%	^
Ratio of net investment income (loss) to average net assets:
Before advisory fee waiver	(2.55%	)^	(5.39%	)^
After advisory fee waiver	2.66%	^	1.39%	^
Portfolio turnover rate	10%	+	23%	+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

	November 1, 2008		December 31,
	through		2007*
	April 30, 2009		through
	(Unaudited)		October 31, 2008
PER SHARE DATA:
Net asset value, beginning of period	$8.85		$15.00

Income from investment operations:
Net investment income (loss)	(0.01)		(0.08)
Net realized and unrealized gains (losses) on securities	(0.70)		(6.07)
Total from investment operations	(0.71)		(6.15)

Less Distributions:
Dividends from net investment income	—		—
Dividends from net realized gains	—		—
Total distributions	—		—

Net asset value, end of period	$8.14		$8.85

TOTAL RETURN	(8.02%	)+	(41.00%	)+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$4.9		$4.0
Ratio of expenses to average net assets:
Before advisory fee waiver	5.21%	^	4.88%	^
After advisory fee waiver	1.50%	^	1.59%	^
Ratio of net investment income (loss) to average net assets:
Before advisory fee waiver	(3.95%	)^	(4.51%	)^
After advisory fee waiver	(0.24%	)^	(1.22%	)^
Portfolio turnover rate	71%	+	24%	+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Value Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

	November 1, 2008		December 31,
	through		2007*
	April 30, 2009		through
	(Unaudited)		October 31, 2008
PER SHARE DATA:
Net asset value, beginning of period	$9.73		$15.00

Income from investment operations:
Net investment income (loss)	0.15		(0.01)
Net realized and unrealized gains (losses) on securities	(0.66)		(5.26)
Total from investment operations	(0.51)		(5.27)

Less Distributions:
Dividends from net investment income	(0.08)		—
Dividends from net realized gains	—		—
Total distributions	(0.08)		—

Net asset value, end of period	$9.14		$9.73

TOTAL RETURN	(5.25%	)+	(35.13%	)+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$4.7		$4.0
Ratio of expenses to average net assets:
Before advisory fee waiver	5.18%	^	5.02%	^
After advisory fee waiver	1.40%	^	1.58%	^
Ratio of net investment income (loss) to average net assets:
Before advisory fee waiver	(0.45%	)^	(3.54%	)^
After advisory fee waiver	3.33%	^	(0.10%	)^
Portfolio turnover rate	68%	+	29%	+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

	November 1, 2008		December 31,
	through		2007*
	April 30, 2009		through
	(Unaudited)		October 31, 2008
PER SHARE DATA:
Net asset value, beginning of period	$8.90		$15.00

Income from investment operations:
Net investment income (loss)	0.07		0.13
Net realized and unrealized gains (losses) on securities	(0.31)		(6.23)
Total from investment operations	(0.24)		(6.10)

Less Distributions:
Dividends from net investment income	(0.14)		—
Dividends from net realized gains	—		—
Total distributions	(0.14)		—

Net asset value, end of period	$8.52		$8.90

TOTAL RETURN	(2.38%	)+	(40.67%	)+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$8.6		$6.9
Ratio of expenses to average net assets:
Before advisory fee waiver	4.34%	^	3.92%	^
After advisory fee waiver	1.30%	^	1.57%	^
Ratio of net investment income (loss) to average net assets:
Before advisory fee waiver	(1.13%	)^	(0.42%	)^
After advisory fee waiver	1.91%	^	1.93%^	^
Portfolio turnover rate	62%	+	19%	+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

	November 1, 2008		December 31,
	through		2007*
	April 30, 2009		through
	(Unaudited)		October 31, 2008
PER SHARE DATA:
Net asset value, beginning of period	$7.53		$15.00

Income from investment operations:
Net investment income (loss)	0.05		0.08
Net realized and unrealized gains (losses) on securities	1.14		(7.55)
Total from investment operations	1.19		(7.47)

Less Distributions:
Dividends from net investment income	(0.09)		—
Dividends from net realized gains	—		—
Total distributions	(0.09)		—

Net asset value, end of period	$8.63		$7.53

TOTAL RETURN	16.06%	+	(49.80%	)+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$4.3		$3.2
Ratio of expenses to average net assets:
Before advisory fee waiver	6.62%	^	5.90%	^
After advisory fee waiver	1.60%	^	1.60%^	^
Ratio of net investment income (loss) to average net assets:
Before advisory fee waiver	(3.48%	)^	(3.12%	)^
After advisory fee waiver	1.54%^	^	1.18%	^
Portfolio turnover rate	26%	+	84%	+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

ActivePassive Global Bond Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

	November 1, 2008		December 31,
	through		2007*
	April 30, 2009		through
	(Unaudited)		October 31, 2008
PER SHARE DATA:
Net asset value, beginning of period	$13.35		$15.00

Income from investment operations:
Net investment income (loss)	0.39		0.31
Net realized and unrealized gains (losses) on securities	0.55		(1.66)
Total from investment operations	0.94		(1.35)

Less Distributions:
Dividends from net investment income	(0.39)		(0.30)
Dividends from net realized gains	—		—
Total distributions	(0.39)		(0.30)

Net asset value, end of period	$13.90		$13.35

TOTAL RETURN	7.01%	+	(9.27%	)+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$3.7		$2.6
Ratio of expenses to average net assets:
Before advisory fee waiver	6.07%	^	8.68%	^
After advisory fee waiver	1.20%	^	1.20%	^
Ratio of net investment income (loss) to average net assets:
Before advisory fee waiver	0.61%	^	(4.25%	)^
After advisory fee waiver	5.48%	^	3.23%	^
Portfolio turnover rate	20%	+	0%	+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

	November 1, 2008		December 31,
	through		2007*
	April 30, 2009		through
	(Unaudited)		October 31, 2008
PER SHARE DATA:
Net asset value, beginning of period	$14.29		$15.00

Income from investment operations:
Net investment income (loss)	0.22		0.30
Net realized and unrealized gains (losses) on securities	0.75		(0.71)
Total from investment operations	0.97		(0.41)

Less Distributions:
Dividends from net investment income	(0.22)		(0.30)
Dividends from net realized gains	—		—
Total distributions	(0.22)		(0.30)

Net asset value, end of period	$15.04		$14.29

TOTAL RETURN	6.77%	+	(2.77%	)+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$8.2		$5.9
Ratio of expenses to average net assets:
Before advisory fee waiver	3.15%	^	4.42%	^
After advisory fee waiver	1.00%	^	1.34%	^
Ratio of net investment income (loss) to average net assets:
Before advisory fee waiver	0.75%	^	(0.19%	)^
After advisory fee waiver	2.90%	^	2.89%	^
Portfolio turnover rate	15%	+	50%	+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

	November 1, 2008		December 31,
	through		2007*
	April 30, 2009		through
	(Unaudited)		October 31, 2008
PER SHARE DATA:
Net asset value, beginning of period	$14.13		$15.00

Income from investment operations:
Net investment income (loss)	0.21		0.21
Net realized and unrealized gains (losses) on securities	0.95		(0.87)
Total from investment operations	1.16		(0.66)

Less Distributions:
Dividends from net investment income	(0.21)		(0.21)
Dividends from net realized gains	(0.01)		—
Total distributions	(0.22)		(0.21)

Net asset value, end of period	$15.07		$14.13

TOTAL RETURN	8.30%	+	(4.47%	)+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$10.0		$7.3
Ratio of expenses to average net assets:
Before advisory fee waiver	2.68%	^	3.67%	^
After advisory fee waiver	1.00%	^	1.34%	^
Ratio of net investment income (loss) to average net assets:
Before advisory fee waiver	1.18%	^	(0.30%	)^
After advisory fee waiver	2.86%	^	2.03%	^
Portfolio turnover rate	24%	+	2%	+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2009 (Unaudited)

NOTE 1 – ORGANIZATION

The ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund, ActivePassive Small/Mid Cap Value Fund, ActivePassive International Equity Fund, ActivePassive Emerging Markets Equity Fund, ActivePassive Global Bond Fund, ActivePassive Intermediate Taxable Bond Fund and ActivePassive Intermediate Municipal Bond Fund (each a “Fund” and collectively the “Funds”) are each non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company.  The investment objective of the Funds, except for the ActivePassive Intermediate Taxable Bond Fund and the ActivePassive Global Bond Fund, is long term capital appreciation.  The investment objective of the ActivePassive Intermediate Taxable Bond Fund and the ActivePassive Global Bond Fund is income and capital appreciation.  The Funds are advised by FundQuest Incorporated (the “Advisor”).  The ActivePassive Large Cap Growth Fund is sub-advised by Transamerica Investment, LLC.  The ActivePassive Small/Mid Cap Growth Fund is sub-advised by Ashfield Capital Partners, LLC.  The ActivePassive Small/Mid Cap Value Fund is sub-advised by Riazzi Asset Management, LLC.  The ActivePassive International Equity Fund is sub-advised by Invesco AIM Advisors, Inc.  The ActivePassive Emerging Markets Equity Fund is sub-advised by Hansberger Global Investors, Inc. The ActivePassive Intermediate Taxable Bond Fund is sub-advised by Sage Advisory Services Ltd.  The ActivePassive Intermediate Municipal Bond Fund is sub-advised by Gannett, Welsh & Kotler, LLC.  The Funds began operations on December 31, 2007.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation:  The Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Board considers, among other things; the last sale price on the securities exchange, if any, on which a security is primarily traded; the mean between the bid and asked prices; price quotations from an approved pricing service, and other factors as necessary to determine a fair value under certain circumstances.  The Funds’ securities which are traded on securities exchanges are valued at the last sale price on the exchange on

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2009 (Unaudited)

which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market.  Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price.  Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund, ActivePassive Small/Mid Cap Value Fund, ActivePassive International Equity Fund and ActivePassive Emerging Markets Equity Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December.  The Funds may make any additional payment of dividends or distributions if they deem it desirable at any other time during the year.  The ActivePassive Global Bond Fund, the ActivePassive Intermediate Taxable Bond Fund and the ActivePassive Intermediate Municipal Bond Fund distribute substantially all of their net investment income monthly and substantially all of their capital gains annually.  The amount of dividends and

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2009 (Unaudited)

distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended October 31, 2008, the following table shows the reclassifications made:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Large Cap Growth Fund	$4,809	$—	$(4,809)
Large Cap Value Fund	—	—	—
Small/Mid Cap Growth Fund	37,125	—	(37,125)
Small/Mid Cap Value Fund	2,868	—	(2,868)
International Equity Fund	(24,715)	24,715	—
Emerging Markets Equity Fund	(773)	773	—
Global Bond Fund	—	—	—
Intermediate Taxable Bond Fund	9	(9)	—
Intermediate Municipal Bond Fund	—	—	—

The permanent differences primarily relate to paydown and Real Estate Investment Trust (REIT) adjustments with differing book and tax methods for accounting.

F.
Foreign Risk:  Investments in foreign securities entail certain risks.  There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain for

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2009 (Unaudited)

eign countries.  Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States.  The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

In addition to securities traded principally in securities markets outside the United States and securities denominated in foreign currencies, the Fund may invest in American Depository Receipts (ADRs).  ADRs generally are U.S. dollar-denominated receipts issued by domestic banks representing the deposit with the bank of securities of a foreign issuer, and are traded on exchanges or over-the-counter in the United States.  Because an ADR represents an indirect investment in securities of a foreign issuer, investments in ADRs are subject to the risks associated with foreign securities generally, as described above.

G.
Accounting for Uncertainty in Income Taxes:  Effective April 30, 2008, the Funds adopted the Financial Accounting Standards Board Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations.

As of April 30, 2009, open tax years include the tax year ended October 31, 2008.

H.
Fair Value Measurements:  In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements”.  This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2009 (Unaudited)

November 15, 2007, and interim periods within those fiscal years.  The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of the Fund’s fiscal year as of December 31, 2007.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

I.
Recently Issued Accounting Pronouncement:  In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivate instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161.  The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

NOTE 3 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended April 30, 2009, the Advisor provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly management fee based upon the average daily net assets of the Funds at the annual rates of:

Emerging Markets Equity Fund	0.95%
Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund,
and International Equity Fund	0.80%
Large Cap Growth Fund, Large Cap Value Fund,
and Global Bond Fund	0.75%
Intermediate Taxable Bond Fund,
and Intermediate Municipal Bond Fund	0.60%

For the six months ended April 30, 2009, the advisory fees incurred by each of the Funds were: $10,620 for Large Cap Growth Fund, $10,305 for Large Cap Value Fund, $15,287 for Small/Mid Cap Growth Fund, $15,261 for Small/Mid

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2009 (Unaudited)

Cap Value Fund, $27,863 for International Equity Fund, $15,673 for Emerging Markets Equity Fund, $11,510 for Global Bond Fund, $20,927 for Intermediate Taxable Bond Fund and $24,287 for the Intermediate Municipal Bond Fund.

Each of the Funds is responsible for its own operating expenses.  The Advisor has contractually agreed, however, to waive its fees and/or absorb expenses of the Funds to ensure that the total net annual fund operating expenses (excluding Acquired Fund Fees and Expenses, tax, interest, and extraordinary expenses) do not exceed the following amounts of the Funds’ average daily net assets:

Emerging Markets Equity Fund	1.60%
Small/Mid Cap Growth Fund	1.50%
Small/Mid Cap Value Fund	1.40%
Large Cap Growth Fund and International Equity Fund	1.30%
Large Cap Value Fund and Global Bond Fund	1.20%
Intermediate Taxable Bond Fund and
Intermediate Municipal Bond Fund	1.00%

Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended April 30, 2009, the Advisor reduced its fees in the amount of $74,951 for Large Cap Growth Fund, $71,694 for Large Cap Value Fund, $70,950 for Small/Mid Cap Growth Fund, $72,115 for Small/Mid Cap Value Fund, $106,048 for International Equity Fund, $82,963 for Emerging Markets Equity Fund, $74,674 for Global Bond Fund, $75,022 for Intermediate Taxable Bond Fund and $67,974 for the Intermediate Municipal Bond Fund.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2009 (Unaudited)

	2011	2012	Total
Large Cap Growth Fund	$112,682	$ 74,951	$187,633
Large Cap Value Fund	$103,554	$ 71,694	$175,248
Small/Mid Cap Growth Fund	$100,199	$ 70,950	$171,149
Small/Mid Cap Value Fund	$ 99,804	$ 72,115	$171,919
International Equity Fund	$120,939	$106,048	$226,987
Emerging Markets Equity Fund	$121,986	$ 82,963	$204,949
Global Bond Fund	$117,720	$ 74,674	$192,394
Intermediate Taxable Bond Fund	$100,838	$ 75,022	$175,860
Intermediate Municipal Bond Fund	$ 93,824	$ 67,974	$161,798

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

For the six months ended April 30, 2009, the administration fees incurred by each of the Funds were: $19,268 for Large Cap Growth Fund, $16,043 for Large Cap Value Fund, $19,268 for Small/Mid Cap Growth Fund, $19,268 for Small/Mid Cap Value Fund, $19,368 for International Equity Fund, $19,368 for Emerging Markets Equity Fund, $16,043 for Global Bond Fund, $19,268 for Intermediate Taxable Bond Fund and $19,768 for the Intermediate Municipal Bond Fund.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  For the six months ended April 30, 2009, the fund accounting fees incurred by each of the Funds were: $17,061 for Large Cap Growth Fund, $14,235 for Large Cap Value Fund, $19,043 for Small/Mid Cap Growth Fund, $17,602 for Small/Mid Cap Value Fund, $22,012 for International Equity Fund, $20,543 for Emerging Markets Equity Fund, $12,875 for Global Bond Fund, $23,401 for Intermediate Taxable Bond Fund and $19,043 for the Intermediate Municipal Bond Fund and the transfer agent fees incurred by each of the Funds were: $4,362 for Large Cap Growth Fund, $4,362 for Large Cap Value Fund, $4,312 for Small/Mid Cap Growth Fund, $4,312 for Small/Mid Cap Value Fund, $4,182 for International Equity Fund, $4,362 for Emerging Markets Equity Fund, $4,165 for Global Bond Fund, $4,062 for Intermediate Taxable Bond Fund and $4,062 for the Intermediate Municipal Bond Fund.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the six months

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2009 (Unaudited)

ended April 30, 2009, the custody fees incurred by each of the Funds were: $2,413 for Large Cap Growth Fund, $3,868 for Large Cap Value Fund, $2,976 for Small/Mid Cap Growth Fund, $3,380 for Small/Mid Cap Value Fund, $38,648 for International Equity Fund, $10,946 for Emerging Markets Equity Fund, $9,521 for Global Bond Fund, $2,677 for Intermediate Taxable Bond Fund and $1,933 for the Intermediate Municipal Bond Fund.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are also employees of the Administrator.

For the six months ended April 30, 2009, the Chief Compliance Officer fees and expenses incurred by each of the Funds were: $4,053 for Large Cap Growth Fund, $4,180 for Large Cap Value Fund, $4,053 for Small/Mid Cap Growth Fund, $4,053 for Small/Mid Cap Value Fund, $4,053 for International Equity Fund, $4,053 for Emerging Markets Equity Fund, $4,280 for Global Bond Fund, $4,053 for Intermediate Taxable Bond Fund and $3,953 for the Intermediate Municipal Bond Fund.

NOTE 4 – DISTRIBUTION PLAN

The Funds have adopted a plan pursuant to Rule 12b-1 (the “Plan”) that allows the Funds to pay distribution and service fees for the sale, distribution and servicing of their shares.  The Plan provides for the payment of a distribution and service fees at the annual rate of up to 0.25% of average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended April 30, 2009, the distribution and service fees incurred by the Funds were: $1,440 for Large Cap Growth Fund, $1,094 for Large Cap Value Fund, $588 for Small/Mid Cap Growth Fund, $554 for Small/Mid Cap Value Fund, $989 for International Equity Fund, $342 for Emerging Markets Equity Fund, $620 for Global Bond Fund, $1,246 for Intermediate Taxable Bond Fund and $985 for the Intermediate Municipal Bond Fund.

NOTE 5 – SHAREHOLDER SERVICING PLAN

The Funds have entered into a Shareholder Servicing Plan (the “Servicing Plan”) under which the Advisor will provide, or arrange for others to provide, cer-

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2009 (Unaudited)

tain specified shareholder services.  As compensation for the provision of shareholder services, the Funds will pay the Advisor a monthly fee at an annual rate of 0.10% of each Fund’s average daily net assets.  The Advisor will pay certain banks, trust companies, broker-dealers and other financial intermediaries (each, a “Participating Organization”) out of the fees the Advisor receives from the Funds under the Servicing Plan to the extent that the Participating Organization performs shareholder servicing functions for the Funds’ shares owned by its customers.  For the six months ended April 30, 2009, the distribution and service fees incurred by the Funds were: $174 for Large Cap Growth Fund, $124 for Large Cap Value Fund, $35 for Small/Mid Cap Growth Fund, $55 for Small/Mid Cap Value Fund, $74 for International Equity Fund, $47 for Emerging Markets Equity Fund, $71 for Global Bond Fund, $158 for Intermediate Taxable Bond Fund and $200 for the Intermediate Municipal Bond Fund.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2009, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Purchases	Sales
Large Cap Growth Fund	$2,353,324	$ 149,547
Large Cap Value Fund	2,121,710	269,453
Small/Mid Cap Growth Fund	3,823,112	2,720,086
Small/Mid Cap Value Fund	3,418,278	2,498,579
International Equity Fund	5,626,995	4,094,503
Emerging Markets Equity Fund	1,394,605	798,897
Global Bond Fund	1,576,786	598,394
Intermediate Taxable Bond Fund	1,675,933	189,610
Intermediate Municipal Bond Fund	3,930,078	1,909,505

Purchases and sales of long-term U.S. Government securities for the Intermediate Taxable Bond Fund were $972,140 and $781,112, respectively.

NOTE 7 – FEDERAL TAX INFORMATION

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and non-deductible organizational expenditures.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2009 (Unaudited)

The tax character for the distributions paid during the six months ended April 30, 2009 and period ended October 31, 2008 for the Funds were as follows:

	Six Months Ended	Period Ended
	April 30, 2009	October 31, 2008
Large Cap Value Fund
Ordinary income	$37,998	$—
	Six Months Ended	Period Ended
	April 30, 2009	October 31, 2008
Small/Mid Cap Value Fund
Ordinary income	$33,576	$—
	Six Months Ended	Period Ended
	April 30, 2009	October 31, 2008
International Equity Fund
Ordinary income	$117,032	$—
	Six Months Ended	Period Ended
	April 30, 2009	October 31, 2008
Emerging Markets Equity Fund
Ordinary income	$41,469	$—
	Six Months Ended	Period Ended
	April 30, 2009	October 31, 2008
Global Bond Fund
Ordinary income	$83,658	$49,182
	Six Months Ended	Period Ended
	April 30, 2009	October 31, 2008
Intermediate Taxable Bond Fund
Ordinary income	$101,790	$93,840
	Six Months Ended	Period Ended
	April 30, 2009	October 31, 2008
Intermediate Municipal Bond Fund
Ordinary income	$120,386	$80,158

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2009 (Unaudited)

As of October 31, 2008, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Large Cap	Large Cap	Small/Mid	Small/Mid
	Growth	Value	Cap Growth	Cap Value
	Fund	Fund	Fund	Fund
Cost of investments	$3,064,608	$3,269,949	$6,051,125	$5,284,907
Gross tax unrealized
appreciation	$22,690	$29,958	$58,943	$45,336
Gross tax unrealized
depreciation	(781,929)	(869,463)	(2,008,952)	(1,265,282)
Net tax unrealized
depreciation	(759,239)	(839,505)	(1,950,009)	(1,219,946)
Undistributed
ordinary income	—	21,286	—	—
Undistributed
tax exempt income	—	—	—	—
Undistributed
long-term capital gain	—	—	—	—
Total
distributable earnings	—	21,286	—	—
Other accumulated
gains/(losses)	(54,521)	(44,522)	(181,039)	(645,688)
Total accumulated
earnings/(losses)	$(813,760)	$(862,741)	$(2,131,048)	$(1,865,634)

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2009 (Unaudited)

		Emerging
	International	Markets	Global
	Equity Fund	Equity Fund	Bond Fund
Cost of investments	$10,914,439	$5,546,557	$3,172,632
Gross tax unrealized appreciation
on investments	$55,902	$11,086	$26
Gross tax unrealized depreciation
on investments	(3,982,291)	(2,303,007)	(552,303)
Net unrealized depreciation
on foreign currency	(233)	(54)	—
Net tax unrealized depreciation	(3,926,622)	(2,291,975)	(552,277)
Undistributed ordinary income	74,413	32,646	1,612
Undistributed tax exempt income	—	—	—
Undistributed long-term capital gain	—	—	—
Total distributable earnings	74,413	32,646	1,612
Other accumulated gains/(losses)	(247,922)	(614,358)	—
Total accumulated earnings/(losses)	$(4,100,131)	$(2,873,687)	$(550,665)

		Intermediate	Intermediate
		Taxable	Municipal
		Bond Fund	Bond Fund
Cost of investments		$6,303,256	$7,886,871
Gross tax unrealized appreciation		$18,232	$3,946
Gross tax unrealized depreciation		(308,237)	(422,797)
Net tax unrealized depreciation		(290,005)	(418,851)
Undistributed ordinary income		723	3,067
Undistributed tax exempt income		—	1,677
Undistributed long-term capital gain		—	—
Total distributable earnings		723	4,744
Other accumulated gains/(losses)		(17,404)	—
Total accumulated earnings/(losses)		$(306,686)	$(414,107)

The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales, Section 1256 Mark to Market, and partnerships adjustments.

The capital loss carryforward at October 31, 2008 were: $54,521 for Large Cap Growth Fund, $44,522 for Large Cap Value Fund, $181,039 for Small/Mid Cap Growth Fund, $645,688 for Small/Mid Cap Value Fund, $247,922 for International Equity Fund, $614,358 for Emerging Markets Equity Fund and $17,404 for Intermediate Taxable Bond Fund.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2009 (Unaudited)

NOTE 8 – FEDERAL TAX DISTRIBUTION INFORMATION

For the fiscal year ended October 31, 2008, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Large Cap Growth Fund	0%
Large Cap Value Fund	0%
Small/Mid Cap Growth Fund	0%
Small/Mid Cap Value Fund	0%
International Equity Fund	0%
Emerging Markets Equity Fund	0%
Global Bond Fund	0%
Intermediate Taxable Bond Fund	0%
Intermediate Municipal Bond Fund	0%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2008 was as follows:

Large Cap Growth Fund	0%
Large Cap Value Fund	0%
Small/Mid Cap Growth Fund	0%
Small/Mid Cap Value Fund	0%
International Equity Fund	0%
Emerging Markets Equity Fund	0%
Global Bond Fund	0%
Intermediate Taxable Bond Fund	0%
Intermediate Municipal Bond Fund	0%

The Global Bond Fund and Intermediate Taxable Bond Fund hereby designate 1.19% and 49.63%, respectively, of their ordinary income distributions for the fiscal year as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c).

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2009 (Unaudited)

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Large Cap Growth Fund	0%
Large Cap Value Fund	0%
Small/Mid Cap Growth Fund	0%
Small/Mid Cap Value Fund	0%
International Equity Fund	0%
Emerging Markets Equity Fund	0%
Global Bond Fund	0%
Intermediate Taxable Bond Fund	0%
Intermediate Municipal Bond Fund	0%

ActivePassive Funds
BOARD APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENTS
April 30, 2009 (Unaudited)

At a meeting held on December 12, 2007, the Board, all of whom are independent and not interested persons of any advisor, the Distributor or any major service provider to the funds, considered and approved the initial Investment Advisory Agreement for the ActivePassive Funds for a period not to exceed two years.  A statement regarding this discussion can be found in the Semi-Annual Report dated April 30, 2008.

At a meeting held on December 11, 2008, the Board, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved initial sub-advisory agreements for the ActivePassive Intermediate Municipal Bond Fund and the ActivePassive Small Mid/Cap Value Fund for a period not to exceed two years.  Prior to this meeting, the Board received and reviewed substantial information regarding the Funds, the sub-advisors and the services expected to be provided by the sub-advisors to the Funds under the sub-advisory agreements.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the initial sub-advisory agreements:

Gannet, Welsh & Kotler, LLC

The Board noted that Gannett, Welsh & Kotler, LLC (“GW&K”), sub-advisor to the ActivePassive Intermediate Municipal Bond Fund, recently reported that their parent company, Bank of New York, was purchased by Affiliated Managers Group, Inc., resulting in a change of control for purposes of the 1940 Act.  The Board further noted that the terms and conditions of the new sub-advisory agreement with GW&K were identical to the terms and conditions of the previous sub-advisory agreement with GW&K, which the Board last reviewed and approved at its meeting held on December 12, 2007.  It was also noted that the fees payable to GW&K under its sub-advisory agreement do not result in an increase in the Fund’s advisory fee levels previously approved by the Fund’s initial shareholders.

In ratifying the sub-advisory agreement with GW&K, the full Board, including the persons who are Independent Trustees as defined under the Investment Company Act, took into consideration, among other things, the overall fairness of the sub-advisory agreement and whether the agreement was in the best interest of the Fund.  The Board further considered factors it deemed relevant with respect to the Fund, including, as applicable: (1) the nature, quality and extent of the services provided or to be provided by the sub-advisor to the Fund (including the fact that the day-to-day management of the Fund was not expected to be affected by the change in control of GW&K and that the persons primarily responsible for the day-to-day management of the Fund were not expected to change); (2) the invest

ActivePassive Funds
BOARD APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENTS
(Continued)
April 30, 2009 (Unaudited)

ment  performance of the Fund and its sub-advisor; (3) the costs of the services to be provided and profits to be realized by the sub-advisor and its affiliates from the sub-advisor’s relationship with the Fund; (4) the extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale for the benefit of Fund investors; and (5) comparative services rendered and comparative advisory and sub-advisory fee rates. In considering the sub-advisory agreement, no single factor was determinative of the Board’s decision to approve the sub-advisory agreement; rather, the Board based their determination on the total mix of information available to them.  In addition to the foregoing factors, the Board also discussed whether there were other benefits received by FundQuest Incorporated (“FundQuest”) (the Advisor to the ActivePassive Funds), the sub-advisor, or their affiliates, from the sub-advisor’s relationship with the Fund.  The Board concluded that any fall-out benefits resulting from the engagement of the sub-advisor was such that they did not impact the Board’s conclusion that the proposed sub-advisory fees were reasonable.

The Board noted that GW&K’s fees would continue to be paid entirely by FundQuest so that no additional expenses would be borne by shareholders for the engagement of GW&K.  The Board considered the scope and quality of services to be provided by the sub-advisor, including the fact that the sub-advisor pays the costs of all necessary investment and management facilities necessary for the efficient conduct of its services. The Board also considered the qualifications and experience of the portfolio managers responsible for managing the sub-advisor’s portion of the Fund.  The Board further considered comparative fees and performance data of other comparable portfolios managed by the sub-advisor. Based on these considerations, the Board was satisfied, with respect to GW&K and the Fund that (1) the Fund was reasonably likely to benefit from the nature, quality and extent of the sub-advisor’s services and (2) the sub-advisor’s compensation is fair and reasonable.  The Board was also assisted by the advice of Trust counsel in making this determination.

Riazzi Asset Management, LLC

The Board noted that Transamerica Investment Management, LLC (“TIM”) had undergone some personnel changes, and the ActivePassive Small Mid/Cap Value Fund’s portfolio manager had left TIM to join Riazzi Asset Management, LLC (“Riazzi”).  As a result, FundQuest had decided to replace TIM as the sub-advisor to the Fund with Riazzi.  It was noted that the terms and conditions of the new sub-advisory agreement with Riazzi were identical to the terms and conditions of the previous sub-advisory agreement with TIM, which the Board last reviewed and approved at its Board meeting held on December 12, 2007.  The

ActivePassive Funds
BOARD APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENTS
(Continued)
April 30, 2009 (Unaudited)

Board further noted that the fees payable to Riazzi under its sub-advisory agreement do not result in an increase in the Fund’s advisory fee levels previously approved by the Fund’s initial shareholders.

In approving the sub-advisory agreement, the Board considered the overall fairness of the sub-advisory agreement and whether the agreement was in the best interest of the Fund. The Board further considered factors it deemed relevant with respect to the Fund, including, as applicable: (1) the nature, quality and extent of the services provided or to be provided by the sub-advisor to the Fund (including the fact that the person primarily responsible for the day-to-day management of the Fund was not expected to ultimately change); (2) the investment  performance of the Fund and its sub-advisor; (3) the costs of the services to be provided and profits to be realized by the sub-advisor and its affiliates from the sub-advisor’s relationship with the Fund; (4) the extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale for the benefit of Fund investors; and (5) comparative services rendered and comparative advisory and sub-advisory fee rates. In considering the sub-advisory agreement, no single factor was determinative of the Board’s decision to approve the sub-advisory agreement; rather, the Board based their determination on the total mix of information available to them.  In addition to the foregoing factors, the Board also discussed whether there were other benefits received by FundQuest, the sub-advisor, or their affiliates, from the sub-advisor’s relationship with the Fund.  The Board concluded that any fall-out benefits resulting from the engagement of the sub-advisors were such that they did not impact the Board’s conclusion that the proposed sub-advisory fees were reasonable.

The Board noted that Riazzi’s fees would continue to be paid entirely by FundQuest so that no additional expenses would be borne by shareholders for the engagement of Riazzi.  The Board considered the scope and quality of services to be provided by the sub-advisor, including the fact that the sub-advisor pays the costs of all necessary investment and management facilities necessary for the efficient conduct of its services. The Board also considered the qualifications and experience of the portfolio managers responsible for managing the sub-advisor’s portion of the Fund.  The Board further considered comparative fees and performance data of other comparable portfolios managed by the sub-advisor. Based on these considerations, the Board was satisfied, with respect to Riazzi and the Fund that (1) the Fund was reasonably likely to benefit from the nature, quality and extent of the sub-advisor’s services and (2) the sub-advisor’s compensation is fair and reasonable.  The Board was also assisted by the advice of Trust counsel in making this determination.

ActivePassive Funds
BOARD APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENTS
(Continued)
April 30, 2009 (Unaudited)

No single factor was determinative of the Board’s decision to approve the sub-advisory agreements; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the sub-advisory arrangements with GW&K and Riazzi, including sub-advisory fees, were fair and reasonable to the Funds.  The Board therefore determined that the approval of the sub-advisory agreements was in the best interests of each affected Fund and its shareholders.

ActivePassive Funds
NOTICE TO SHAREHOLDERS
April 30, 2009 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies and
Proxy Voting Records

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-273-8635, or on the SEC’s website at http://www.sec.gov.  The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Disclosure of Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s Form N-Q is also available by calling 1-877-273-8635.

(This Page Intentionally Left Blank.)

Advisor
FundQuest, Incorporated
One Winthrop Square
Boston, MA  02110

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(877) 273-8365

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street, First Floor
New York, NY  10022-3205

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/Douglas G. Hess
Douglas G. Hess, President

Date     July 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Douglas G. Hess
Douglas G. Hess, President

Date     July 1, 2009

By (Signature and Title)*    /s/Cheryl L. King
Cheryl L. King, Treasurer

Date     July 1, 2009

* Print the name and title of each signing officer under his or her signature.